Schedule of Investments (unaudited) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 2.3%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 1.64%, 06/15/36	USD	310	$306,343
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 1.54%, 01/15/33		250	248,379
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.13%), 1.37%, 01/17/31		400	398,211
ALM Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 10/15/29		250	249,198
Ares LV CLO Ltd., Series 2020-55A, Class ER, (3 mo. LIBOR US + 6.35%), 6.59%, 07/15/34		500	491,411
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.41%, 10/15/30		400	398,768
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.97%), 1.22%, 07/20/30		600	595,454
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.35%, 01/20/31		500	497,131
Carlyle Global Market Strategies CLO Ltd., (3 mo. LIBOR US + 1.30%), 1.57%, 07/27/31		1,000	982,185
CBAM Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.50%, 07/20/30		400	398,688
CIFC Funding Ltd.
Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.46%, 10/22/31		1,500	1,494,058
Series 2014-5A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.44%, 10/17/31		2,000	1,991,696
Dryden 37 Senior Loan Fund, Series 2015-37A, Class AR, (3 mo. LIBOR US + 1.10%), 1.34%, 01/15/31		750	745,558
Dryden 49 Senior Loan Fund, (3 mo. LIBOR + 0.95%), (3 mo. LIBOR US + 0.95%), 1.19%, 07/18/30		750	743,754
Eaton Vance CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.45%), 1.69%, 10/15/30		250	247,957
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3 mo. LIBOR US + 1.24%), 1.48%, 04/15/33		500	497,420
Gulf Stream Meridian 4 Ltd., Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 07/15/34		250	248,783
Jamestown CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.34%), 1.58%, 04/15/33		1,000	995,316
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, (1 mo. LIBOR US + 1.30%), 1.70%, 07/15/36		160	158,387
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.16%, 07/23/29		987	979,677
Mariner CLO LLC, Series 2016-3A, Class CR, (3 mo. LIBOR US + 2.05%), 2.31%, 07/23/29		250	246,271
MP CLO VIII Ltd., Series 2015-2A, Class BRR, (3 mo. LIBOR US + 1.80%), 2.08%, 04/28/34		250	247,385
OCP CLO Ltd., Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.16%, 04/24/29		250	248,534
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.21%, 04/15/31		750	742,398
OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 1.90%, 07/02/35		1,000	988,553

Security		Par (000)	Value

Cayman Islands (continued)
OHA Credit Funding 5 Ltd., Series 2020-5A, Class A2A, (3 mo. LIBOR US + 1.45%), 1.69%, 04/18/33	USD	300	$297,270
Park Avenue Institutional Advisers CLO Ltd, Series 2017-1A, Class DR, (3 mo. LIBOR US + 6.81%), 7.20%, 02/14/34		250	239,558
RR 3 Ltd., Class 3A, (3 mo. LIBOR US + 1.40%), 1.64%, 01/15/30		1,125	1,113,764
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.96%), 1.20%, 04/16/31		500	494,557
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/34		325	318,904
TRESTLES CLO Ltd., Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 1.25%, 04/25/32		250	246,289
Trimaran Cavu Ltd.
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 2.45%, 07/20/32		250	248,319
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.40%, 07/20/32		500	499,850
Venture 39 CLO Ltd., Series 2020-39A, Class A1, (3 mo. LIBOR US + 1.28%), 1.52%, 04/15/33		335	332,566
Whitebox Clo I Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.31%, 07/24/32		500	489,487

			19,422,079

Denmark — 0.0%
Red & Black Auto Germany 8 UG, Series 8, Class B, (Update Replacements.xls: EUR001M + 0.75%), 0.20%, 09/15/30(a)(c)	EUR	100	109,776

Ireland(a)(c) — 0.1%
Avoca CLO XXII DAC, Series 22X, Class B1, (3 mo. Euribor + 1.30%), 1.30%, 04/15/35		100	106,284
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3 mo. Euribor + 1.30%), 1.30%, 02/22/34		100	106,375
Henley CLO IV DAC, Series 4X, Class B1, (3 mo. Euribor + 1.35%), 1.35%, 04/25/34		100	106,875

			319,534

Spain — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (Update Replacements.xls: EUR001M + 0.80%), 0.25%, 01/31/39(a)(c)		200	219,391

United States — 2.3%
AccessLex Institute, Series 2007-A, Class A3, (3 mo. LIBOR US + 0.30%), 0.80%, 05/25/36(a)	USD	91	88,299
Affirm Asset Securitization Trust, 1.75%, 02/15/27(b)		689	680,948
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.33%, 01/28/31(a)(b)		400	397,885
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.33%, 01/28/31(a)(b)		400	397,357
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 04/15/31(a)(b)		500	496,544
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(b)		85	81,051
BHG Securitization Trust(b)
Series 2021-A, Class A, 1.42%, 11/17/33		130	123,874
Series 2021-A, Class B, 2.79%, 11/17/33		100	93,559
Series 2022-A, Class C, 3.08%, 02/20/35		200	189,778

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.55%), 1.79%, 04/15/30(a)(b)	USD	1,018	$1,007,389
CIFC Funding Ltd.(a)(b)
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.99%, 07/16/30		1,000	995,895
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.24%, 04/18/31		400	396,800
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.36%, 01/15/31(a)(b)		600	596,724
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(b)		273	262,612
Generate CLO 2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 01/22/31(a)(b)		600	597,619
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)(d)		459	423,063
Kapitus Asset Securitization LLC, 3.38%, 07/10/28(b)		334	324,092
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.32%, 01/20/31(a)(b)		600	596,179
LendingPoint Pass-Through Trust(b) 3.25%, 04/15/28(e)		100	100,000
Series 2022-ST1, Class A, 2.50%, 03/15/28		96	93,785
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/31(b)		350	316,460
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47(b)		97	91,772
Mercury Financial Credit Card Master Trust, 2.50%, 09/21/26(b)		935	902,152
Mosaic Solar Loans LLC, Series 2017-2A, Class A, 3.82%, 06/22/43(b)		63	61,908
Navient Private Education Refi Loan Trust, Series 2021- DA, Class A, (Prime - 1.99%), 1.26%, 04/15/60(a)(b)		504	488,915
Nelnet Student Loan Trust(b)
Series 2021-DA, Class B, 2.90%, 04/20/62		450	420,777
Series 2021-DA, Class C, 3.50%, 04/20/62		100	93,535
Oportun Issuance Trust(b)
Series 2021-B, Class A, 1.47%, 05/08/31		190	179,367
Series 2021-C, Class A, 2.18%, 10/08/31		680	640,346
Series 2021-C, Class B, 2.67%, 10/08/31		305	287,936
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29(b)		990	971,905
Palmer Square Loan Funding Ltd., Series 2019-2A, Class A2, (3 mo. LIBOR US + 1.60%), 1.85%, 04/20/27(a)(b)		1,000	998,388
Regional Management Issuance Trust, 3.07%, 03/15/32(b)		182	176,963
Republic Finance Issuance Trust(b)
Series 2021-A, Class A, 2.30%, 12/22/31		600	569,350
Series 2021-A, Class B, 2.80%, 12/22/31		136	127,940
Series 2021-A, Class C, 3.53%, 12/22/31		100	94,081
Series 2021-A, Class D, 5.23%, 12/22/31		800	753,730
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.44%, 10/20/30(a)(b)		400	398,596
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.33%, 01/15/30(a)(b)		400	397,644
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(b)		364	348,075
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.12%), 1.36%, 07/15/30(a)(b)		398	396,138

Security		Par (000)	Value

United States (continued)
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.49%, 10/15/30(a)(b)	USD	400	$398,468
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.39%, 01/16/31(a)(b)		400	397,827
TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. LIBOR US + 1.28%), 1.53%, 04/20/33(a)(b)		1,750	1,740,862
Upstart Pass-Through Trust(b)
3.00%, 12/20/26		54	52,512
Series 2022-ST1, Class A, 2.60%, 03/20/30		181	177,154
Voya CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.37%, 10/15/30(a)(b)		400	398,180

			19,824,434

Total Asset-Backed Securities — 4.7% (Cost: $40,374,580)			39,895,214

		Shares

Common Stocks

Canada(f) — 0.0%
Largo, Inc.		1,012	12,814
Shopify, Inc., Class A		123	83,143

			95,957

China — 0.0%
Alibaba Group Holding Ltd., ADR(f)		704	76,595

Denmark — 0.0%
Pandora A/S		1,157	110,221

France — 0.1%
BNP Paribas SA		3,193	182,463
Societe Generale SA		4,461	119,587

			302,050

Germany — 0.1%
Daimler Truck Holding AG(f)		1,911	53,002
Mercedes-Benz Group AG, Registered Shares		3,574	250,857

			303,859

Ireland — 0.0%
Trane Technologies PLC		1,174	179,270

Japan — 0.0%
SoftBank Group Corp.		2,200	98,361

South Korea — 0.0%
Coupang, Inc.(f)		8,592	151,906

Switzerland — 0.0%
Cie Financiere Richemont SA, Class A, Registered Shares		1,995	252,876

United Kingdom — 0.2%
Barclays PLC		101,669	197,083
BP PLC, ADR		6,105	179,487
Capri Holdings Ltd.(f)		4,686	240,814
Genius Sports Ltd.(f)		26,450	121,670
Lloyds Banking Group PLC		294,225	179,173
Shell PLC		9,739	265,979

			1,184,206

United States — 1.4%
Advance Auto Parts, Inc.		1,038	214,823

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Advanced Micro Devices, Inc.(f)	1,732	$189,377
Alcoa Corp.	5,629	506,779
Alphabet, Inc., Class A(f)	16	44,502
Alphabet, Inc., Class C(f)	79	220,646
Altice USA, Inc., Class A(f)	2,786	34,769
Altus Power, Inc., (Acquired 01/21/22, Cost: $153,500)(g)	15,350	114,051
Amazon.com, Inc.(f)	44	143,438
ANSYS, Inc.(f)	241	76,554
Applied Materials, Inc.	1,050	138,390
Archer-Daniels-Midland Co.	2,991	269,968
Bath & Body Works, Inc.	2,864	136,899
Blend Labs, Inc., Class A(f)	5,092	29,024
Bunge Ltd.	1,761	195,136
Carrier Global Corp.	4,273	196,003
CF Industries Holdings, Inc.	3,702	381,528
Chesapeake Energy Corp.	1,087	94,569
ConocoPhillips	2,027	202,700
CSX Corp.	3,794	142,085
D.R. Horton, Inc.	1,961	146,114
Danaher Corp.	211	61,893
Deere & Co.	395	164,107
Delta Air Lines, Inc.(f)	3,352	132,639
Devon Energy Corp.	6,628	391,914
Dick’s Sporting Goods, Inc.	1,614	161,432
Dynatrace, Inc.(f)	4,705	221,606
Edwards Lifesciences Corp.(f)(h)	1,931	227,317
Element Solutions, Inc.	6,664	145,942
Energy Transfer LP	16,892	189,021
EQT Corp.	4,116	141,632
Exxon Mobil Corp.	2,714	224,149
FedEx Corp.	237	54,839
Floor & Decor Holdings, Inc., Class A(f)	985	79,785
Ford Motor Co.	14,397	243,453
Freeport-McMoRan, Inc.	5,333	265,263
Generac Holdings, Inc.(f)	921	273,776
General Motors Co.(f)	5,886	257,454
HCA Healthcare, Inc.	401	100,499
Health Care Select Sector SPDR Fund	3,733	511,384
Hilton Worldwide Holdings, Inc.(f)	501	76,022
Intuitive Surgical, Inc.(f)	457	137,868
Johnson Controls International PLC	2,483	162,810
Lennar Corp., Class A	1,848	150,002
LyondellBasell Industries NV, Class A	337	34,650
MGM Resorts International	348	14,595
Microsoft Corp.	925	285,187
Moderna, Inc.(f)	785	135,224
Mosaic Co.	1,474	98,021
O’Reilly Automotive, Inc.(f)	139	95,209
Parker-Hannifin Corp.	265	75,196
Penn National Gaming, Inc.(f)(h)	3,355	142,319
Planet Labs Inc., (Acquired 01/06/22, Cost: $196,800)(g)	19,680	99,974
Proof Acquisition Corp.(e)	4,080	4,325
PVH Corp.	1,558	119,358
salesforce.com, Inc.(f)	1,289	273,680
Sarcos Technology and Robotics Corp.(f)	1,832	12,183
Signet Jewelers Ltd.	2,391	173,826
Sonder(e)	10,965	4,386

Security		Shares	Value

United States (continued)
Sonos, Inc.(f)(h)		7,392	$208,602
Starbucks Corp.		1,436	130,633
Starwood Property Trust, Inc.		9,155	221,276
TE Connectivity Ltd.		1,825	239,039
Tenet Healthcare Corp.(f)		548	47,106
Tesla, Inc.(f)		88	94,829
Thermo Fisher Scientific, Inc.		104	61,428
Toast, Inc., Class A(f)		7,613	165,430
Tractor Supply Co.		150	35,006
Uber Technologies, Inc.(f)		5,438	194,028
United Rentals, Inc.(f)		703	249,713
United States Steel Corp.		8,601	324,602
Victoria’s Secret and Co.(f)		1,786	91,729
Western Digital Corp.(f)		3,974	197,309
Williams-Sonoma, Inc.		1,315	190,675
WillScot Mobile Mini Holdings Corp.(f)(h)		7,077	276,923

			12,148,623

Total Common Stocks — 1.8% (Cost: $14,769,546)			14,903,924

		Par (000)

Corporate Bonds

Argentina — 0.2%
Capex SA, 6.88%, 05/15/24(b)	USD	152	143,431
Generacion Mediterranea SA/Central Termica Roca SA, 9.63%, 12/01/27(b)		518	414,234
Genneia SA, 8.75%, 09/02/27(b)		264	249,230
Stoneway Capital Corp.(f)(i)
10.00%, 03/01/27(c)		554	153,697
10.00%, 03/01/27(b)		546	151,730
YPF SA, 7.00%, 12/15/47(b)		620	397,885

			1,510,207

Australia(c) — 0.0%
APT Pipelines Ltd., 2.00%, 07/15/30	EUR	175	189,010
Telstra Corp. Ltd., 3.50%, 09/21/22		100	112,493

			301,503

Austria — 0.4%
ams-OSRAM AG(c)
6.00%, 07/31/25		100	113,453
Series AMS, 0.00%, 03/05/25(j)(k)		200	188,219
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, 0.38%, 09/03/27(c)		800	826,448
Erste Group Bank AG(a)(c)
(5 year EUR Swap + 1.10%), 0.88%, 11/15/32		800	798,909
(5 year EURIBOR ICE Swap Rate + 1.30%), 1.00%, 06/10/30		500	526,827
(5 year EURIBOR ICE Swap Rate + 2.10%), 1.63%, 09/08/31		100	105,962
Klabin Austria GmbH, 3.20%, 01/12/31(b)	USD	490	424,462
Suzano Austria GmbH
5.75%, 07/14/26(b)		200	214,500
3.13%, 01/15/32		595	527,200

			3,725,980

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Bahrain — 0.1%
Oil and Gas Holding Co., 7.63%, 11/07/24(c)	USD	590		$620,975

Belgium(c) — 0.2%
Anheuser-Busch InBev SA/NV, 3.70%, 04/02/40	EUR	400		531,429
KBC Group NV 1.13%, 01/25/24		400		447,800
(5 year EUR Swap + 0.95%), 0.63%, 12/07/31(a)		600		612,641

				1,591,870

Bermuda(b) — 0.2%
Digicel Group Holdings Ltd., (8.00% Cash or 3.00% PIK), 8.00%, 04/01/25(l)	USD	140		121,689
Geopark Ltd., 5.50%, 01/17/27		255		241,581
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38		975		966,956

				1,330,226

Brazil — 0.4%
Azul Investments LLP, 5.88%, 10/26/24(b)		282		246,979
Banco Votorantim SA, 4.00%, 09/24/22(b)		288		290,034
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)		452		494,375
BRF GmbH, 4.35%, 09/29/26(b)		549		534,520
BRF SA, 5.75%, 09/21/50(b)		295		258,804
Embraer Netherlands Finance BV, 5.40%, 02/01/27		439		439,823
Gol Finance SA, 7.00%, 01/31/25(b)		440		360,250
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(b)(l)		—	(m)	21
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(l)		1,075		810,281
Suzano Austria GmbH, 3.75%, 01/15/31		277		259,410

				3,694,497

Canada — 0.5%
Bausch Health Cos., Inc.(b)
6.13%, 02/01/27		295		296,870
4.88%, 06/01/28		58		55,535
Brookfield Residential Properties, Inc./Brookfield
Residential U.S. LLC, 5.00%, 06/15/29(b)		65		59,021
Frontera Energy Corp., 7.88%, 06/21/28(b)		585		547,034
MEGlobal Canada ULC
5.00%, 05/18/25(b)		520		534,235
5.88%, 05/18/30(c)		200		222,250
Toronto-Dominion Bank, 0.38%, 04/25/24(c)	EUR	2,065		2,268,529

				3,983,474

Cayman Islands — 0.5%
Agile Group Holdings Ltd., 5.75%, 01/02/25(c)	USD	200		66,000
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(c)		443		426,941
China SCE Group Holdings Ltd., 7.38%, 04/09/24(c)		200		110,538
Country Garden Holdings Co. Ltd., 2.70%, 07/12/26(c)		200		139,000
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(c)(f)(i)		200		28,000
Grupo Aval Ltd., 4.75%, 09/26/22(c)		200		200,875
Hilong Holding Ltd., 9.75%, 11/18/24(c)		200		124,000
IHS Holding Ltd.(b)
5.63%, 11/29/26		526		495,755
6.25%, 11/29/28		335		312,387
Kaisa Group Holdings Ltd., 10.88%, 07/23/23(c)(f)(i)		200		39,100
Latam Finance Ltd., 6.88%, 04/11/24(c)(f)(i)		200		176,913
MAF Global Securities Ltd.(c) 4.75%, 05/07/24		202		206,292
(5 year USD Swap + 3.48%), 5.50%(a)(n)		862		855,966
Melco Resorts Finance Ltd., 5.25%, 04/26/26(c)		200		180,000

Security		Par (000)	Value

Cayman Islands (continued)
Modern Land China Co. Ltd., 9.80%, 04/11/23(c)(f)(i)	USD	200	$36,000
Redsun Properties Group Ltd., 9.70%, 04/16/23(c)		200	34,000
Sands China Ltd., 4.38%, 06/18/30		300	270,147
Shimao Group Holdings Ltd., 4.60%, 07/13/30(c)		200	52,000
Shui On Development Holding Ltd., 6.15%, 08/24/24(c)		200	187,000
Times China Holdings Ltd., 5.75%, 01/14/27(c)		210	75,600
UPCB Finance VII Ltd., 3.63%, 06/15/29(c)	EUR	100	108,159
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/25(c)(f)(i)	USD	200	28,000

			4,152,673

Chile(b) — 0.1%
Kenbourne Invest SA, 6.88%, 11/26/24		362	354,805
VTR Comunicaciones SpA
5.13%, 01/15/28		276	261,562
4.38%, 04/15/29		690	627,900

			1,244,267

China(c) — 0.1%
China Aoyuan Group Ltd., 6.35%, 02/08/24(f)(i)		200	32,000
China Evergrande Group, 9.50%, 04/11/22(f)(i)		200	25,000
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		200	163,000
Easy Tactic Ltd., 11.75%, 08/02/23		200	43,000
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	99,000
RKPF Overseas 2019 A Ltd., Series 2019-A, 6.70%, 09/30/24		200	171,000
Ronshine China Holdings Ltd., 8.95%, 01/22/23		200	44,000
Sunac China Holdings Ltd., 7.50%, 02/01/24		200	49,000

			626,000

Colombia — 0.5%
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(a)(b)		187	172,629
Ecopetrol SA, 6.88%, 04/29/30		1,884	1,980,084
Empresas Publicas de Medellin ESP(b)
4.25%, 07/18/29		432	382,407
4.38%, 02/15/31		258	220,074
Grupo Aval Ltd., 4.38%, 02/04/30(b)		1,344	1,163,877

			3,919,071

Finland — 0.2%
Kojamo OYJ, 0.88%, 05/28/29(c)	EUR	560	554,995
OP Corporate Bank PLC
0.25%, 03/24/26		1,150	1,211,774
0.60%, 01/18/27		130	137,418

			1,904,187

France — 1.4%
Air France-KLM, 3.88%, 07/01/26(c)		100	100,669
Altice France SA(c)
2.50%, 01/15/25		100	106,282
2.13%, 02/15/25		100	105,129
5.88%, 02/01/27		200	226,228
4.25%, 10/15/29		100	100,254
Banque Federative du Credit Mutuel SA, 0.75%, 06/08/26(c)		100	108,352
BNP Paribas SA(a)
(3 mo. Euribor + 0.70%), 0.25%, 04/13/27(c)		2,000	2,091,431
(3 mo. Euribor + 0.83%), 0.50%, 01/19/30(c)		400	401,470
(5 year EUR Swap + 1.20%), 1.13%, 01/15/32(c)		100	104,552
(5 year EUR Swap + 1.85%), 2.38%, 11/20/30(c)		1,000	1,123,485
(SOFR + 1.00%), 1.32%, 01/13/27(b)	USD	700	637,397
(SOFR + 2.07%), 2.22%, 06/09/26(b)		201	191,132
BPCE SA(c)
0.25%, 01/15/26	EUR	200	214,354

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
BPCE SA(c) (continued)
(5 year EUR Swap + 1.75%), 2.25%, 03/02/32(a)	EUR	400	$441,441
CAB SELAS, 3.38%, 02/01/28(c)		200	210,163
Chrome Bidco SASU, 3.50%, 05/31/28(c)		100	105,691
CMA CGM SA, 7.50%, 01/15/26(c)		100	119,425
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap Rate + 2.65%), 2.63%, 01/29/48(a)(c)		300	325,377
Credit Agricole SA(c)
1.25%, 04/14/26		100	110,884
(3 mo. Euribor + 1.25%), 1.00%, 04/22/26(a)		100	109,474
Dassault Systemes SE, 0.00%, 09/16/22(c)		100	110,722
Engie SA(c)
2.63%, 07/20/22		35	39,033
0.88%, 09/19/25		1,200	1,314,769
0.00%, 03/04/27		100	102,885
2.13%, 03/30/32		100	112,715
Getlink SE, 3.50%, 10/30/25(c)		150	169,256
Icade Sante SACA, 1.38%, 09/17/30(c)		500	522,348
La Financiere Atalian SASU, 6.63%, 05/15/25(c)	GBP	100	121,237
Lion/Polaris Lux 4 SA, (3 mo. Euribor + 4.00%), 4.00%, 07/01/26(a)(c)	EUR	100	110,040
Loxam SAS, 3.75%, 07/15/26(c)		100	109,186
LVMH Moet Hennessy Louis Vuitton SE, 0.13%, 02/28/23(c)		100	110,917
Orange SA, 1.00%, 09/12/25(c)		500	553,289
Picard Groupe SAS, 3.88%, 07/01/26(c)		100	107,276
PSA Banque France SA, 0.00%, 01/22/25(c)		100	106,742
Rubis Terminal Infra SAS, 5.63%, 05/15/25(c)		150	170,086
Societe Generale SA, (3 mo. Euribor + 1.28%), 0.88%, 09/22/28(a)(c)		200	209,889
Suez SA, (5 year EURIBOR ICE Swap Rate + 2.15%), 1.63%(a)(c)(n)		100	104,715
Tereos Finance Groupe I SA, 7.50%, 10/30/25(c)		120	137,551
TotalEnergies Capital International SA, 0.25%, 07/12/23(c)		100	110,815
TotalEnergies SE, Series NC7, (5 year EUR Swap + 1.99%), 1.63%(a)(c)(n)		750	760,201
Vallourec SA, 8.50%, 06/30/26(c)		52	58,842

			12,075,704

Germany(c) — 1.1%
Adler Group SA, 3.25%, 08/05/25		100	96,874
BASF SE, Series 10Y, 2.00%, 12/05/22		995	1,116,756
Bayer AG
1.38%, 07/06/32		500	506,531
(5 year EUR Swap + 2.01%), 2.38%, 04/02/75(a)		600	667,069
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27		100	107,583
Commerzbank AG(a)
(5 year EUR Swap + 1.73%), 1.38%, 12/29/31		900	897,446
(5 year EUR Swap + 6.36%), 6.13%(n)		200	226,746
Covestro AG, 0.88%, 02/03/26		60	65,475
Deutsche Bank AG
1.13%, 03/17/25		1,300	1,419,443
1.75%, 01/17/28		100	106,693
Deutsche Lufthansa AG
2.00%, 07/14/24		100	108,556
2.88%, 05/16/27		100	102,724
DIC Asset AG, 2.25%, 09/22/26		100	96,797
E.ON SE, 0.38%, 09/29/27		75	78,560

Security		Par (000)	Value

Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28	EUR	115	$122,543
IHO Verwaltungs GmbH(l)
(3.63% Cash or 4.38% PIK), 3.63%, 05/15/25		100	109,253
(4.63% PIK), 3.88%, 05/15/27		100	106,615
LEG Immobilien SE, 0.88%, 11/28/27		100	104,053
Merck Financial Services GmbH
0.01%, 12/15/23		200	220,268
0.13%, 07/16/25		100	107,647
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 1.95%), 1.63%, 06/25/79(a)		200	220,697
Nidda BondCo GmbH, 5.00%, 09/30/25		100	99,914
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		400	423,694
PCF GmbH, (3 mo. EURIBOR + 4.75%), 4.75%, 04/15/26(a)		100	109,143
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25		100	108,195
ProGroup AG, 3.00%, 03/31/26		100	106,015
Schaeffler AG, 1.88%, 03/26/24		10	11,151
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		88	97,162
Tele Columbus AG, 3.88%, 05/02/25		150	153,744
thyssenkrupp AG, 1.88%, 03/06/23		300	329,961
TK Elevator Midco GmbH
4.38%, 07/15/27		100	109,131
(3 mo. Euribor + 4.75%), 4.75%, 07/15/27(a)		100	110,219
Volkswagen Financial Services NV, 1.63%, 11/30/22	GBP	200	262,178
Volkswagen Leasing GmbH
1.00%, 02/16/23	EUR	100	111,391
0.38%, 07/20/26		225	234,081
0.63%, 07/19/29		40	39,596
ZF Finance GmbH
3.00%, 09/21/25		100	108,558
2.75%, 05/25/27		100	102,795

			9,105,257

Hong Kong(c) — 0.0%
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(n)	USD	250	248,125
Yango Justice International Ltd., 7.50%, 04/15/24(f)(i)		200	10,000

			258,125

India(c) — 0.2%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30		200	180,743
Adani Transmission Ltd., 4.25%, 05/21/36		181	166,124
Bharti Airtel Ltd., 3.25%, 06/03/31		200	183,962
HDFC Bank Ltd., (5 year CMT + 2.93%), 3.70%(a)(n)		200	185,000
Power Finance Corp. Ltd., 6.15%, 12/06/28		200	219,913
ReNew Power Pvt Ltd., 5.88%, 03/05/27		200	195,660
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23		200	200,000
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31		200	173,628

			1,505,030

Indonesia(c) — 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.38%, 01/25/29		200	214,772
Theta Capital Pte. Ltd., 8.13%, 01/22/25		200	201,000

			415,772

Ireland — 0.1%
Fresenius Finance Ireland PLC, 0.88%, 10/01/31(c)	EUR	486	475,029

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland (continued)
Linde PLC, 1.00%, 09/30/51(c)	EUR	200	$176,515
Metalloinvest Finance DAC, 3.38%, 10/22/28(b)	USD	447	89,400
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP	100	123,647

			864,591

Isle of Man — 0.0%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	USD	204	189,883

Israel — 0.0%
Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 05/09/27	EUR	120	125,017

Italy — 0.8%
ASTM SpA, 1.00%, 11/25/26(c)		1,290	1,363,258
Autostrade per l’Italia SpA(c)
2.00%, 12/04/28		100	107,598
2.00%, 01/15/30		100	104,216
Banco BPM SpA, (5 year EUR Swap + 3.80%), 3.25%, 01/14/31(a)(c)		100	106,538
Brunello Bidco SpA, (3 mo. Euribor + 3.75%), 3.75%, 02/15/28(a)(c)		100	109,114
Centurion Bidco SpA, 5.88%, 09/30/26(c)		180	193,406
Diocle SpA, (3 mo. Euribor + 3.88%), 3.88%, 06/30/26(a)(c)		68	75,645
doValue SpA, 3.38%, 07/31/26(c)		200	212,409
Enel Finance International NV, 0.00%, 06/17/24(c)		300	326,078
Eni SpA, 3.63%, 01/29/29(c)		600	744,106
FCA Bank SpA, 0.25%, 02/28/23(c)		639	708,067
Gamma Bidco SpA, 5.13%, 07/15/25(c)		100	109,106
Intesa Sanpaolo SpA
0.75%, 12/04/24(c)		100	109,939
0.75%, 03/16/28(c)		200	206,489
1.35%, 02/24/31(c)		600	592,349
(5 year EUR Swap + 6.09%), 5.88%(a)(c)(n)		300	328,377
(5 year USD Swap + 5.46%), 7.70%(a)(b)(n)	USD	400	418,000
Nexi SpA, 0.00%, 02/24/28(c)(j)(k)	EUR	100	90,423
Rekeep SpA, 7.25%, 02/01/26(c)		140	161,070
Rossini Sarl, 6.75%, 10/30/25(c)		200	226,471
Sisal SpA, 7.00%, 07/31/23(c)		69	76,073
Snam SpA, 0.00%, 08/15/25(c)		290	308,514

			6,677,246

Japan — 0.4%
Asahi Group Holdings Ltd.(c)
0.01%, 04/19/24		1,770	1,927,340
0.16%, 10/23/24		200	216,913
East Japan Railway Co., 1.10%, 09/15/39(c)		300	297,718
Nissan Motor Co. Ltd., 3.20%, 09/17/28(c)		110	122,258
SoftBank Group Corp.(c)
4.75%, 07/30/25		400	433,106
2.88%, 01/06/27		100	98,456
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	USD	200	216,874
2.05%, 03/31/30		200	180,527
2.00%, 07/09/40	EUR	300	313,565

			3,806,757

Jersey — 0.4%
Avis Budget Finance PLC, 4.13%, 11/15/24(c)		100	110,791
CPUK Finance Ltd., 6.50%, 08/28/26(c)	GBP	100	132,153

Security		Par (000)	Value

Jersey (continued)
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	140	$180,692
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)	USD	696	640,049
2.63%, 03/31/36(c)		300	269,119
2.94%, 09/30/40(b)		811	731,614
Heathrow Funding Ltd.(c)
2.63%, 03/16/28	GBP	735	903,200
1.50%, 02/11/30	EUR	120	125,243
Kane Bidco Ltd., 6.50%, 02/15/27(c)	GBP	100	127,771

			3,220,632

Kuwait — 0.1%
NBK Tier 1 Ltd., 3.63%(a)(b)(n)	USD	1,206	1,126,856

Lithuania — 0.1%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		502	476,900

Luxembourg — 1.8%
Adler Group SA, 2.75%, 11/13/26(c)	EUR	300	276,848
Altice Financing SA(c)
2.25%, 01/15/25		100	105,370
4.25%, 08/15/29		100	98,506
Atento Luxco 1 SA, 8.00%, 02/10/26(b)	USD	255	257,837
Becton Dickinson Euro Finance Sarl, 1.34%, 08/13/41	EUR	405	367,085
Cidron Aida Finco Sarl, 6.25%, 04/01/28(c)	GBP	200	244,996
CSN Resources SA, 5.88%, 04/08/32(b)	USD	617	597,676
DH Europe Finance II Sarl, 1.35%, 09/18/39	EUR	400	396,082
EIG Pearl Holdings Sarl(b)
3.55%, 08/31/36	USD	1,576	1,505,080
4.39%, 11/30/46		1,655	1,547,425
FEL Energy VI Sarl, 5.75%, 12/01/40		712	638,292
Garfunkelux Holdco 3 SA(c)
6.75%, 11/01/25	EUR	100	110,101
7.75%, 11/01/25	GBP	100	130,380
GOL Equity Finance SA, 3.75%, 07/15/24(b)(j)	USD	282	230,183
Highland Holdings Sarl, 0.32%, 12/15/26	EUR	420	437,626
Holcim Finance Luxembourg SA, 0.13%, 07/19/27(c)		240	244,883
JSM Global Sarl, 4.75%, 10/20/30(b)	USD	686	600,164
Kenbourne Invest SA, 4.70%, 01/22/28(b)		320	280,000
Lincoln Financing Sarl, 3.63%, 04/01/24(c)	EUR	100	110,348
Lune Holdings Sarl, 5.63%, 11/15/28(c)		100	98,884
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)	USD	773	703,430
Millicom International Cellular SA, 6.63%, 10/15/26(b)		368	376,336
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(c)	EUR	100	108,412
Movida Europe SA, 5.25%, 02/08/31	USD	200	178,400
Prologis International Funding II SA, 2.38%, 11/14/30(c)	EUR	440	499,191
Rede D’or Finance Sarl, 4.50%, 01/22/30(b)	USD	222	203,685
Repsol Europe Finance Co., 0.88%, 07/06/33(c)	EUR	300	292,669
SELP Finance Sarl, 0.88%, 05/27/29(c)		590	582,282
SES SA, 2.00%, 07/02/28(c)		528	569,045
Simpar Europe SA, 5.20%, 01/26/31(b)	USD	785	700,612
Summer BC Holdco B Sarl, 5.75%, 10/31/26(c)	EUR	300	336,148
Traton Finance Luxembourg SA(c)
0.00%, 06/14/24		2,000	2,162,931
0.13%, 11/10/24		400	429,644

			15,420,551

Malaysia — 0.0%
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(c)	USD	200	213,038

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mauritius — 0.1%
Greenko Mauritius Ltd., 6.25%, 02/21/23(c)	USD	200	$200,500
HTA Group Ltd., 7.00%, 12/18/25(b)		405	400,191

			600,691

Mexico — 2.1%
Axtel SAB de CV, 6.38%, 11/14/24(b)		439	448,137
Banco Mercantil del Norte SA, (10 year CMT + 5.03%), 6.63%(a)(b)(n)		435	401,505
Braskem Idesa SAPI, 6.99%, 02/20/32(b)		405	395,887
Cemex SAB de CV
3.13%, 03/19/26(c)	EUR	100	109,816
5.20%, 09/17/30(b)	USD	320	318,400
Comision Federal de Electricidad, 3.35%, 02/09/31(c)		302	264,778
Cydsa SAB de CV, 6.25%, 10/04/27(b)		620	592,100
Metalsa S A P I De Cv, 3.75%, 05/04/31(c)		331	285,074
Mexico City Airport Trust, 5.50%, 07/31/47(c)		1,491	1,317,671
Nemak SAB de CV, 3.63%, 06/28/31(c)		331	285,860
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		1,188	886,768
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48		225	221,368
Petroleos Mexicanos
6.88%, 10/16/25		741	775,012
6.84%, 01/23/30		1,922	1,907,585
6.70%, 02/16/32		7,473	7,099,350
5.50%, 06/27/44		358	269,932
6.75%, 09/21/47		507	407,096
7.69%, 01/23/50		671	583,770
6.95%, 01/28/60		150	121,485
Series 13-2, 7.19%, 09/12/24	MXN	17,644	846,782

			17,538,376

Morocco — 0.1%
OCP SA, 3.75%, 06/23/31	USD	475	429,281

MultiNational — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 3.63%, 06/01/28(c)	EUR	100	100,945
Clarios Global LP/Clarios US Finance Co., 4.38%, 05/15/26(c)		100	109,242
Digicel International Finance Ltd./Digicel international Holdings Ltd.(b)
8.75%, 05/25/24	USD	119	118,793
8.00%, 12/31/26		48	44,414
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(l)		68	67,227
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(b)		528	476,018
3.75%, 10/16/29(c)		450	405,698

			1,322,337

Netherlands — 2.0%
ABN AMRO Bank NV, 0.88%, 01/15/24(c)	EUR	100	111,772
Airbus SE, 2.38%, 06/09/40(c)		290	326,413
Allianz Finance II BV, 0.00%, 01/14/25(c)		100	108,611
BP Capital Markets BV, 1.47%, 09/21/41(c)		210	199,090
Braskem Netherlands Finance BV
5.88%, 01/31/50(b)	USD	738	728,406
(5 year CMT + 8.22%), 8.50%, 01/23/81(a)(c)		269	294,219
Cooperatieve Rabobank UA(c)
1.38%, 02/03/27	EUR	100	112,236
4.63%, 05/23/29	GBP	145	205,508

Security		Par (000)	Value

Netherlands (continued)
Deutsche Telekom International Finance BV, 4.25%, 07/13/22(c)	EUR	520	$582,380
Dufry One BV, 2.00%, 02/15/27(c)		100	98,871
Embraer Netherlands Finance BV
5.05%, 06/15/25	USD	473	477,730
6.95%, 01/17/28(b)		240	253,095
Enel Finance International NV, 0.88%, 09/28/34(c)	EUR	390	370,864
Equate Petrochemical BV
4.25%, 11/03/26(c)	USD	342	346,232
2.63%, 04/28/28(b)		452	417,535
Heimstaden Bostad Treasury BV, 0.25%, 10/13/24(c)	EUR	540	579,667
IMCD NV, 2.13%, 03/31/27		330	365,081
Imperial Brands Finance Netherlands BV, 1.75%, 03/18/33(c)		270	256,098
ING Bank NV, (3 mo. Euribor + 0.40%), 0.00%, 04/08/22(a)(c)		500	553,151
ING Groep NV
1.00%, 09/20/23(c)		200	223,769
(1 year CMT + 1.10%), 1.40%, 07/01/26(a)(b)	USD	540	499,571
(3 mo. Euribor + 0.60%), 0.10%, 09/03/25(a)(c)	EUR	200	215,628
Intertrust Group BV, 3.38%, 11/15/25(c)		100	110,260
JDE Peet’s NV, 0.63%, 02/09/28(c)		430	438,079
Minejesa Capital BV, 4.63%, 08/10/30(c)	USD	200	190,022
Mondelez International Holdings Netherlands BV, 1.25%, 09/09/41(c)	EUR	120	108,276
Nobel Bidco BV, 3.13%, 06/15/28(c)		150	147,477
NXP BV/NXP Funding LLC/NXP USA, Inc.(b)
4.30%, 06/18/29	USD	555	571,927
3.40%, 05/01/30		1,797	1,744,456
OCI NV, 3.63%, 10/15/25(c)	EUR	90	101,056
Siemens Financieringsmaatschappij NV, 0.00%, 02/20/26(c)		100	106,731
Stellantis NV, 0.75%, 01/18/29(c)		200	200,826
Telefonica Europe BV, (6 year EUR Swap + 4.11%), 4.38%(a)(c)(n)		600	686,981
TenneT Holding BV, 0.88%, 06/16/35(c)		260	253,610
Teva Pharmaceutical Finance Netherlands II BV, 4.50%, 03/01/25		100	111,268
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD	310	296,422
5.13%, 05/09/29		410	391,673
Thermo Fisher Scientific Finance I BV, 1.63%, 10/18/41	EUR	250	248,729
Trivium Packaging Finance BV, 3.75%, 08/15/26(c)		100	108,202
United Group BV(c)
4.88%, 07/01/24		100	110,209
4.00%, 11/15/27		100	102,217
(3 mo. Euribor + 4.88%), 4.88%, 02/01/29(a)		100	108,053
Upjohn Finance BV(c)
1.02%, 06/23/24		390	428,335
1.36%, 06/23/27		105	110,388
Viterra Finance BV, 0.38%, 09/24/25(c)		1,345	1,399,867
Volkswagen Financial Services NV, 1.63%, 02/10/24(c)	GBP	200	257,849
Volkswagen International Finance NV, 4.13%, 11/16/38(c)	EUR	300	397,142
Vonovia Finance BV, 1.63%, 10/07/39(c)		900	831,616

			16,887,598

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Nigeria — 0.1%
Nigeria Government International Bond, 8.38%, 03/24/29(b)	USD	977	$980,664

Norway(c) — 0.1%
Adevinta ASA, 3.00%, 11/15/27	EUR	100	106,957
Aker BP ASA, 1.13%, 05/12/29		980	993,208

			1,100,165

Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(b)	USD	358	353,368

Panama — 0.1%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		315	287,201
Carnival Corp., 10.13%, 02/01/26(c)	EUR	130	160,481

			447,682

Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%, 07/21/28(b)	USD	330	292,628

Peru — 0.1%
InRetail Consumer, 3.25%, 03/22/28(b)		530	496,478

Qatar — 0.1%
Qatar Energy
3.13%, 07/12/41(b)		432	394,200
3.30%, 07/12/51(c)		200	184,000

			578,200

Saudi Arabia — 0.1%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		1,310	1,237,950

Singapore — 0.2%
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		543	518,028
LLPL Capital Pte. Ltd., 6.88%, 02/04/39(c)		174	173,392
Oil India International Pte. Ltd., 4.00%, 04/21/27(c)		200	197,413
Puma International Financing SA, 5.13%, 10/06/24(b)		251	238,450
United Overseas Bank Ltd., (5 year USD Swap + 1.79%), 3.88%(a)(c)(n)		200	198,162

			1,325,445

South Africa — 0.1%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(c)		886	854,547
Sasol Financing USA LLC, 6.50%, 09/27/28		328	332,920

			1,187,467

South Korea(c) — 0.1%
Kookmin Bank, (5 year CMT + 2.64%), 4.35%(a)(n)		200	200,413
Shinhan Financial Group Co. Ltd., (5 year CMT + 2.06%), 2.88%(a)(n)		200	181,500
SK Hynix, Inc., 2.38%, 01/19/31		200	173,080

			554,993

Spain — 0.4%
Amadeus IT Group SA(c)
2.88%, 05/20/27	EUR	300	349,553
1.88%, 09/24/28		100	110,809
Banco de Sabadell SA(c)
0.88%, 07/22/25		100	107,762
(Update Replacements.xls: EUSA1 + 0.97%), 0.63%, 11/07/25(a)		1,100	1,185,589
Cellnex Finance Co. SA, 2.25%, 04/12/26(d)		600	658,401
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(c)(n)		100	107,611

Security		Par (000)	Value

Spain (continued)
International Consolidated Airlines Group SA, 2.75%, 03/25/25(c)	EUR	100	$105,081
Lorca Telecom Bondco SA, 4.00%, 09/18/27(c)		240	255,544
Merlin Properties Socimi SA(c)
1.38%, 06/01/30		100	97,322
1.88%, 12/04/34		700	657,553
Telefonica Emisiones SA, 1.45%, 01/22/27(c)		100	111,704

			3,746,929

Sweden(c) — 0.1%
Heimstaden Bostad AB(a)(n)
(5 year EUR Swap + 3.15%), 2.63%		100	93,452
(5 year EUR Swap + 3.91%), 3.38%		100	100,693
Intrum AB, 4.88%, 08/15/25		100	111,342
Verisure Holding AB
3.50%, 05/15/23		100	110,326
3.88%, 07/15/26		180	194,147

			609,960

Switzerland — 0.4%
Credit Suisse Group AG(a)
(1 year EURIBOR ICE Swap Rate + 1.05%), 1.00%, 06/24/27(c)		325	339,761
(1 year EURIBOR ICE Swap Rate + 3.50%), 3.25%, 04/02/26(c)		1,200	1,368,103
(SOFR + 1.56%), 2.59%, 09/11/25(b)	USD	1,500	1,449,014
Credit Suisse Group Funding Guernsey Ltd., 1.25%, 04/14/22(c)	EUR	195	215,814
UBS Group AG, (Update Replacements.xls: EUSA1 + 0.55%), 0.25%, 01/29/26(a)(c)		305	327,402

			3,700,094

Thailand(a)(c) — 0.0%
Bangkok Bank PCL, (5 year CMT + 1.90%), 3.73%, 09/25/34	USD	200	186,475
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31		200	187,663

			374,138

Ukraine — 0.0%
NPC Ukrenergo, 6.88%, 11/09/26(b)		411	154,125

United Arab Emirates(c) — 0.1%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47		200	211,412
Emirates NBD Bank PJSC, (Update
Replacements.xls: CMTUSD6Y + 3.66%), 6.13%(a)(n)		744	751,440

			962,852

United Kingdom — 2.0%
AstraZeneca PLC, 1.38%, 08/06/30		275	239,644
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		925	885,378
Barclays PLC
3.13%, 01/17/24(c)	GBP	1,300	1,716,980
4.34%, 01/10/28	USD	655	665,682
(5 year UK Government Bond + 1.75%), 1.70%, 11/03/26(a)(c)	GBP	200	249,766
(Update Replacements.xls: EUSA1 + 1.26%), 0.58%, 08/09/29(a)(c)	EUR	310	311,795
(Update Replacements.xls: EUSA1 + 3.70%), 3.38%, 04/02/25(a)(c)		200	230,717
BAT International Finance PLC(c)
1.25%, 03/13/27		730	758,135
2.25%, 01/16/30		315	320,892

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(c)	GBP	200	$242,411
Chanel Ceres PLC, 0.50%, 07/31/26(c)	EUR	170	179,482
Constellation Automotive Financing PLC, 4.88%, 07/15/27(c)	GBP	100	119,870
eG Global Finance PLC, 4.38%, 02/07/25(c)	EUR	100	107,361
Heathrow Finance PLC, 4.38%, 03/01/27(c)(o)	GBP	100	120,363
HSBC Holdings PLC, (SOFR + 1.10%), 2.25%, 11/22/27(a)	USD	2,106	1,962,238
Informa PLC(c)
2.13%, 10/06/25	EUR	1,155	1,291,249
1.25%, 04/22/28		125	129,263
InterContinental Hotels Group PLC, 3.38%, 10/08/28(c)	GBP	100	130,468
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(c)	EUR	150	149,872
Jerrold Finco PLC(c)
4.88%, 01/15/26	GBP	100	126,285
5.25%, 01/15/27		100	126,176
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	697	660,407
Lloyds Banking Group PLC, (3 mo. Euribor + 1.72%), 4.50%, 03/18/30(a)(c)	EUR	422	495,207
National Grid Electricity Transmission PLC, 0.19%, 01/20/25(c)		1,462	1,581,138
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(c)	GBP	100	127,096
Premier Foods Finance PLC, 3.50%, 10/15/26(c)		100	122,023
Rolls-Royce PLC(c)
4.63%, 02/16/26	EUR	100	116,156
1.63%, 05/09/28		100	97,704
Royalty Pharma PLC, 3.55%, 09/02/50	USD	75	62,301
Sherwood Financing PLC, 6.00%, 11/15/26(c)	GBP	100	124,140
SSE PLC, Series ., (5 year GBP Swap + 2.75%), 3.63%, 09/16/77(a)(c)		500	656,825
Stonegate Pub Co. Financing 2019 PLC(c)
8.00%, 07/13/25		100	133,375
8.25%, 07/31/25		100	133,664
Synthomer PLC, 3.88%, 07/01/25(c)	EUR	100	110,744
Tesco Corporate Treasury Services PLC, 0.38%, 07/27/29(c)		130	126,553
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)	USD	1,450	1,406,500
Vedanta Resources Ltd., 6.13%, 08/09/24(b)		338	293,215
Very Group Funding PLC, 6.50%, 08/01/26(c)	GBP	100	124,271
Vmed O2 U.K. Financing I PLC(c)
3.25%, 01/31/31	EUR	100	101,775
4.50%, 07/15/31	GBP	100	120,560
Vodafone Group PLC, 4.25%, 09/17/50	USD	65	64,784

			16,722,465

United States — 17.7%
AbbVie, Inc., 4.25%, 11/21/49		1,234	1,280,543
AES Corp., 2.45%, 01/15/31		400	357,702
Ally Financial, Inc., Series B, (5 year CMT + 3.87%), 4.70%(a)(n)		330	310,632
Altria Group, Inc.
3.13%, 06/15/31	EUR	400	442,609
3.70%, 02/04/51	USD	1,231	994,317
Amazon.com, Inc.
2.50%, 06/03/50		123	102,688
3.10%, 05/12/51		165	154,851
American Airlines Pass Through Trust, Series 2019-1, Class B, 3.85%, 08/15/29		77	68,361

Security		Par (000)	Value

United States (continued)
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	USD	9	$9,043
Series 2016-1, Class B, 5.25%, 07/15/25		5	4,939
Series 2016-2, Class B, 4.38%, 12/15/25(b)		55	52,383
Series 2017-1, Class B, 4.95%, 08/15/26		14	13,438
Series 2019-1, Class AA, 3.15%, 08/15/33		76	71,187
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(n)		199	181,349
American Tower Corp.
0.45%, 01/15/27	EUR	600	622,879
0.40%, 02/15/27		330	340,746
3.65%, 03/15/27	USD	190	189,492
1.88%, 10/15/30		162	137,873
3.10%, 06/15/50		105	84,846
2.95%, 01/15/51		80	62,864
Amgen, Inc.
3.00%, 02/22/29		1,042	1,022,899
2.45%, 02/21/30		430	405,417
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/48		537	579,570
4.50%, 06/01/50		1,319	1,409,275
Anthem, Inc.
3.13%, 05/15/50		59	51,957
3.60%, 03/15/51		998	954,115
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31		572	526,788
Apple, Inc.
1.20%, 02/08/28		307	279,501
1.65%, 05/11/30		154	139,583
1.65%, 02/08/31(h)		2,455	2,209,361
4.25%, 02/09/47		940	1,053,433
2.65%, 05/11/50		42	36,583
2.65%, 02/08/51		1,149	991,108
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		200	181,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		200	199,725
2.13%, 08/15/26(c)	EUR	100	103,954
4.75%, 07/15/27(c)	GBP	100	119,641
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29	USD	50	44,092
4.63%, 04/01/30		130	113,252
Astrazeneca Finance LLC, 2.25%, 05/28/31		210	195,539
AT&T, Inc.
4.38%, 09/14/29	GBP	100	142,923
4.30%, 02/15/30	USD	1,340	1,415,812
2.55%, 12/01/33		1,385	1,230,495
3.30%, 02/01/52		122	104,577
3.50%, 09/15/53		1,701	1,492,532
3.55%, 09/15/55		701	618,258
3.50%, 02/01/61		152	129,195
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(c)	EUR	100	108,667
Azul Investments LLP, 7.25%, 06/15/26(b)	USD	739	617,989
Bank of America Corp.
2.38%, 06/19/24(c)	EUR	100	114,456
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(a)	USD	142	142,908
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)		1,241	1,284,223
(5 year CMT + 2.76%), 4.38%(a)(n)		164	154,127
(SOFR + 0.91%), 0.98%, 09/25/25(a)		213	201,883
(SOFR + 0.96%), 1.73%, 07/22/27(a)		2,080	1,931,665

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Bank of America Corp. (continued)
(SOFR + 1.05%), 2.55%, 02/04/28(a)	USD	3,573	$3,413,940
(SOFR + 1.15%), 1.32%, 06/19/26(a)		2,812	2,635,324
(SOFR + 1.22%), 2.30%, 07/21/32(a)		1,455	1,294,972
(SOFR + 1.33%), 2.97%, 02/04/33(a)		81	75,896
Series JJ, (3 mo. LIBOR US + 3.29%), 5.13%(a)(n)		130	130,975
Series N, (SOFR + 1.22%), 2.65%, 03/11/32(a)		180	165,088
Series N, (SOFR + 1.65%), 3.48%, 03/13/52(a)		150	141,449
Becton Dickinson & Co., 1.40%, 05/24/23	EUR	495	553,885
Becton Dickinson Euro Finance Sarl, 0.63%, 06/04/23		200	222,178
Booking Holdings, Inc., 0.10%, 03/08/25		350	376,772
Boxer Parent Co., Inc., 6.50%, 10/02/25(c)		100	111,538
BP Capital Markets America, Inc.
3.63%, 04/06/30	USD	569	579,391
2.94%, 06/04/51		588	501,883
Bristol-Myers Squibb Co., 3.70%, 03/15/52		390	391,926
Broadcom, Inc.
4.75%, 04/15/29		1,059	1,112,725
4.15%, 11/15/30		315	319,249
2.45%, 02/15/31(b)		1,100	981,286
3.75%, 02/15/51(b)		1,278	1,144,372
Burlington Northern Santa Fe LLC
3.30%, 09/15/51		547	517,262
2.88%, 06/15/52		528	467,734
Capital One Financial Corp.
1.65%, 06/12/29	EUR	880	930,666
Series M, (5 year CMT + 3.16%), 3.95%(a)(n)	USD	190	176,719
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)(d)		78	78,780
Centene Corp.
2.45%, 07/15/28		304	277,765
2.63%, 08/01/31		215	191,350
Charles Schwab Corp., (5 year CMT + 3.17%), 4.00%(a)(n)		130	124,475
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.40%, 04/01/33		190	189,438
3.50%, 06/01/41		75	62,335
3.70%, 04/01/51		746	614,778
3.90%, 06/01/52		1,762	1,485,913
4.40%, 12/01/61		300	261,142
3.95%, 06/30/62		138	111,595
Chemours Co., 4.00%, 05/15/26	EUR	100	106,255
Cigna Corp.
4.38%, 10/15/28	USD	1,198	1,260,201
3.40%, 03/15/51		39	35,140
Citgo Holding, Inc., 9.25%, 08/01/24(b)		402	406,020
Citigroup, Inc.(a)
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28		143	141,656
(SOFR + 1.15%), 2.67%, 01/29/31		200	185,298
(SOFR + 1.35%), 3.06%, 01/25/33		160	149,493
(SOFR + 1.42%), 2.98%, 11/05/30		1,545	1,465,446
(SOFR + 1.53%), 3.29%, 03/17/26		796	793,314
(SOFR + 1.94%), 3.79%, 03/17/33		249	246,841
(SOFR + 3.91%), 4.41%, 03/31/31		164	170,257
(SOFR + 4.55%), 5.32%, 03/26/41		76	88,960
Series V, (SOFR + 3.23%), 4.70%(n)		200	191,500
Colgate Energy Partners III LLC(b)
7.75%, 02/15/26		35	37,310
5.88%, 07/01/29		62	63,919
Comcast Corp.
0.25%, 09/14/29	EUR	600	607,092

Security		Par (000)	Value

United States (continued)
Comcast Corp. (continued)
2.65%, 02/01/30	USD	1,250	$1,199,866
3.40%, 04/01/30		133	134,735
4.25%, 10/15/30		1,600	1,706,818
3.45%, 02/01/50		1,238	1,158,191
2.80%, 01/15/51		184	155,161
2.94%, 11/01/56(b)		274	226,193
2.99%, 11/01/63(b)		14	11,457
Coty, Inc., 3.88%, 04/15/26(c)	EUR	100	107,445
Covanta Holding Corp., 4.88%, 12/01/29(b)	USD	69	65,874
Crown Castle International Corp.
2.90%, 03/15/27		10	9,668
3.65%, 09/01/27		500	496,371
4.30%, 02/15/29		138	141,756
3.25%, 01/15/51		942	788,958
CVS Health Corp.
1.75%, 08/21/30		161	141,100
5.13%, 07/20/45		434	489,904
5.05%, 03/25/48		1,137	1,287,642
4.25%, 04/01/50		492	510,427
Daimler Trucks Finance North America LLC, 2.00%, 12/14/26(b)		355	330,670
Dana, Inc., 4.25%, 09/01/30		38	34,778
Dell International LLC/EMC Corp.
5.30%, 10/01/29		130	141,602
8.35%, 07/15/46		18	26,305
Discovery Communications LLC, 1.90%, 03/19/27	EUR	810	877,883
Dominion Energy, Inc., Series C, 3.38%, 04/01/30	USD	510	503,124
DraftKings, Inc., 0.00%, 03/15/28		174	125,019
DTE Electric Co., Series B, 3.65%, 03/01/52		511	516,509
Duke Energy Carolinas LLC, 2.45%, 02/01/30		875	818,856
Duke Energy Corp.
2.45%, 06/01/30		845	778,553
4.20%, 06/15/49		35	35,171
Edison International
4.13%, 03/15/28		495	490,885
(5 year CMT + 4.70%), 5.38%(a)(n)		225	217,069
Eli Lilly & Co.
1.70%, 11/01/49	EUR	100	105,095
1.38%, 09/14/61		240	205,341
Encore Capital Group, Inc., 4.88%, 10/15/25(c)		130	144,532
Entergy Louisiana LLC, 2.35%, 06/15/32	USD	440	399,020
Enterprise Products Operating LLC
3.13%, 07/31/29		209	205,231
5.95%, 02/01/41		170	201,537
Equinix, Inc.
3.20%, 11/18/29		147	140,678
2.95%, 09/15/51		81	64,536
Exelon Corp.(b)
2.75%, 03/15/27		133	129,591
4.10%, 03/15/52		133	135,084
Expedia Group, Inc., 6.25%, 05/01/25(b)		268	286,527
Exxon Mobil Corp.
1.41%, 06/26/39	EUR	390	378,251
3.45%, 04/15/51	USD	1,240	1,202,049
Federal National Mortgage Association, 3.00%, 03/15/24		461	460,416
FedEx Corp., 0.45%, 05/04/29	EUR	690	700,632
Fidelity National Information Services, Inc.
0.75%, 05/21/23		230	255,753
1.65%, 03/01/28	USD	480	429,481

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Fidelity National Information Services, Inc. (continued)
2.95%, 05/21/39	EUR	350	$409,532
1.10%, 07/15/24		110	122,168
FirstEnergy Transmission LLC, 4.35%, 01/15/25(b)	USD	1,032	1,036,972
Fiserv, Inc.
2.25%, 06/01/27		635	599,718
1.63%, 07/01/30	EUR	470	503,439
4.40%, 07/01/49	USD	33	34,074
Florida Power & Light Co., 2.88%, 12/04/51		741	664,284
Ford Motor Co., 3.25%, 02/12/32		55	49,122
Freed Co. Ltd., 10.00%, 12/02/23(e)		629	612,520
Freedom Mortgage Corp.(b)
8.13%, 11/15/24		112	111,580
8.25%, 04/15/25		88	87,734
Full House Resorts, Inc., 8.25%, 02/15/28(b)		67	68,508
General Motors Co.
5.00%, 10/01/28		530	552,666
5.95%, 04/01/49		116	128,910
General Motors Financial Co., Inc.
2.75%, 06/20/25		800	777,007
0.85%, 02/26/26(c)	EUR	100	105,537
2.70%, 08/20/27	USD	151	142,065
Gilead Sciences, Inc., 2.80%, 10/01/50		826	675,936
Glencore Funding LLC, 2.85%, 04/27/31(b)		341	311,394
Global Payments, Inc.
1.20%, 03/01/26		305	280,988
2.15%, 01/15/27		247	231,828
4.15%, 08/15/49		35	33,824
Goldman Sachs Group, Inc.
3.50%, 04/01/25		1,700	1,712,679
0.25%, 01/26/28(c)	EUR	100	101,150
4.75%, 10/21/45	USD	284	317,301
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(a)		770	788,397
(SOFR + 0.80%), 1.43%, 03/09/27(a)		157	144,676
(SOFR + 1.09%), 1.99%, 01/27/32(a)		325	281,541
(SOFR + 1.11%), 2.64%, 02/24/28(a)		1,397	1,335,709
(SOFR + 1.26%), 2.65%, 10/21/32(a)		185	167,252
(SOFR + 1.41%), 3.10%, 02/24/33(a)		63	59,383
(SOFR + 1.85%), 3.62%, 03/15/28(a)		529	528,259
GXO Logistics, Inc.(b)
1.65%, 07/15/26		40	36,112
2.65%, 07/15/31		208	180,357
HCA, Inc.
5.38%, 02/01/25		118	122,779
5.25%, 04/15/25		235	247,411
3.50%, 09/01/30		91	87,912
3.63%, 03/15/32(b)		430	421,381
5.25%, 06/15/49		32	35,045
4.63%, 03/15/52(b)		83	83,645
Hewlett Packard Enterprise Co., 1.45%, 04/01/24		980	951,101
HP, Inc.
2.20%, 06/17/25		645	622,056
6.00%, 09/15/41		30	34,963
Intel Corp., 3.20%, 08/12/61		609	538,562
International Business Machines Corp.
0.88%, 01/31/25	EUR	100	110,863
4.25%, 05/15/49	USD	100	106,497
3.43%, 02/09/52		275	261,979

Security		Par (000)	Value

United States (continued)
International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)	USD	39	$34,401
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)		100	105,425
JPMorgan Chase & Co.
0.63%, 01/25/24(c)	EUR	1,105	1,226,477
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(a)	USD	2,005	2,030,656
(SOFR + 1.07%), 1.95%, 02/04/32(a)		955	836,582
(SOFR + 1.17%), 2.95%, 02/24/28(a)		2,386	2,328,441
(SOFR + 1.18%), 2.55%, 11/08/32(a)		230	210,162
(SOFR + 1.26%), 2.96%, 01/25/33(a)		340	320,536
(SOFR + 1.89%), 2.18%, 06/01/28(a)		153	143,537
(SOFR + 2.44%), 3.11%, 04/22/51(a)		101	89,448
(Update Replacements.xls: TSFR3M + 0.70%), 1.04%, 02/04/27(a)		2,102	1,926,099
(Update Replacements.xls: TSFR3M + 1.59%), 2.01%, 03/13/26(a)		1,050	1,012,271
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		36	34,198
Kinder Morgan, Inc.
5.30%, 12/01/34		460	504,150
3.60%, 02/15/51		178	158,042
Kroger Co., 3.95%, 01/15/50		88	89,021
L3Harris Technologies, Inc., 3.85%, 12/15/26		550	560,713
Lowe’s Cos., Inc.
2.63%, 04/01/31		150	140,597
4.05%, 05/03/47		149	150,089
3.00%, 10/15/50		1,192	1,014,096
LYB International Finance III LLC, 3.63%, 04/01/51		78	70,573
Marsh & McLennan Cos., Inc., 2.90%, 12/15/51		239	198,609
McDonald’s Corp.
1.00%, 11/15/23(c)	EUR	100	111,797
3.80%, 04/01/28	USD	568	584,407
3.60%, 07/01/30		365	371,704
MCM Trust, 1.00%, 01/01/59(e)		1,121	1,120,522
Medtronic Global Holdings SCA
1.13%, 03/07/27	EUR	290	319,199
2.25%, 03/07/39		100	112,951
Metropolitan Life Global Funding I, 2.38%, 01/11/23(c)		100	112,814
Microsoft Corp., 2.53%, 06/01/50	USD	481	415,341
Mondelez International, Inc., 2.63%, 09/04/50		44	35,620
Moody’s Corp., 3.10%, 11/29/61		221	184,813
Morgan Stanley(a)
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28		1,465	1,469,074
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30		785	820,784
(SOFR + 0.47%), 0.56%, 11/10/23		1,350	1,334,305
(SOFR + 1.14%), 2.70%, 01/22/31		140	131,371
(SOFR + 1.29%), 2.94%, 01/21/33		923	865,532
(SOFR + 1.43%), 2.80%, 01/25/52		1,332	1,108,181
Motorola Solutions, Inc.
2.75%, 05/24/31		221	199,957
5.50%, 09/01/44		59	64,876
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(b)		474	438,450
MPLX LP
4.00%, 03/15/28		580	589,995
4.70%, 04/15/48		36	36,266
National Grid North America, Inc., 0.41%, 01/20/26(c)	EUR	100	106,930
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27	USD	34	34,598
5.50%, 08/15/28		112	107,666

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
New Metro Global Ltd., 6.80%, 08/05/23(c)	USD	200	$152,000
Newmont Corp., 2.60%, 07/15/32		154	141,669
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/28		575	529,776
Norfolk Southern Corp., 2.55%, 11/01/29		1,005	960,776
NRG Energy, Inc.(b)
3.75%, 06/15/24		20	19,922
2.45%, 12/02/27		543	500,811
4.45%, 06/15/29		40	40,016
NVIDIA Corp.
2.85%, 04/01/30		500	491,940
2.00%, 06/15/31		610	556,477
3.50%, 04/01/50		753	760,989
OI European Group BV, 2.88%, 02/15/25(c)	EUR	100	108,406
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51(b)	USD	260	222,467
ONE Gas, Inc., 2.00%, 05/15/30		35	31,313
Oracle Corp.
3.40%, 07/08/24		105	105,750
3.60%, 04/01/40		558	484,057
3.60%, 04/01/50		1,265	1,049,143
3.95%, 03/25/51		68	59,447
Paramount Global, 4.95%, 05/19/50		94	98,244
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 4.88%, 05/15/29(b)		222	208,114
Pfizer, Inc., 1.70%, 05/28/30		340	308,010
Philip Morris International, Inc.
0.13%, 08/03/26	EUR	260	266,723
3.13%, 06/03/33		165	185,884
2.00%, 05/09/36		100	95,819
1.45%, 08/01/39		125	105,027
PPG Industries, Inc., 1.40%, 03/13/27		825	906,426
Procter & Gamble Co.
0.63%, 10/30/24		150	166,468
0.90%, 11/04/41		230	221,617
Prologis Euro Finance LLC
0.63%, 09/10/31		200	195,823
1.50%, 02/08/34		130	135,860
1.50%, 09/10/49		125	114,731
QUALCOMM, Inc., 2.15%, 05/20/30	USD	1,185	1,102,095
Rattler Midstream LP, 5.63%, 07/15/25(b)		50	50,750
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		34	36,520
Roche Holdings, Inc., 2.61%, 12/13/51(b)		400	346,471
S&P Global, Inc., 3.90%, 03/01/62(b)		19	19,544
Sasol Financing USA LLC
4.38%, 09/18/26		1,265	1,214,400
5.50%, 03/18/31		745	694,713
SASOL Financing USA LLC, 5.88%, 03/27/24		249	252,113
SCIL IV LLC/SCIL USA Holdings LLC(c)
4.38%, 11/01/26	EUR	100	105,923
(3 mo. Euribor + 4.38%), 4.38%, 11/01/26(a)		122	132,871
Southern California Edison Co., Series 20C, 1.20%, 02/01/26	USD	2,690	2,473,805
SRS Distribution, Inc., 4.63%, 07/01/28(b)		36	34,388
Steel Dynamics, Inc., 3.25%, 10/15/50		76	64,945
Stem, Inc., 0.50%, 12/01/28(b)(j)		27	20,026
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30(b)		167	153,855
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		392	405,767
Tenet Healthcare Corp., 4.38%, 01/15/30(b)		210	201,585

Security		Par (000)	Value

United States (continued)
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 5.51%, 09/30/24(a)(b)	USD	1,000	$983,760
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		20	20,058
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28		552	504,299
T-Mobile USA, Inc.
3.88%, 04/15/30		1,719	1,725,599
4.50%, 04/15/50		51	51,594
3.30%, 02/15/51		1,274	1,071,977
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48		9	9,602
UGI International LLC, 2.50%, 12/01/29(c)	EUR	100	93,367
Union Pacific Corp.
2.75%, 03/01/26	USD	2,540	2,523,724
3.25%, 02/05/50		39	36,298
3.85%, 02/14/72		121	119,564
United Airlines Pass-Through Trust
Series 16-2, Class B, 3.65%, 04/07/27		4	3,697
Series 2014-2, Class B, 4.63%, 03/03/24		8	7,635
Series 2015-1, Class AA, 3.45%, 06/01/29		1	725
Series 2019-2, Class B, 3.50%, 11/01/29		53	48,314
Series AA, 2.88%, 04/07/30		6	5,978
Series AA, Class AA, 2.70%, 11/01/33		71	65,090
Series B, 4.75%, 10/11/23		2	2,060
UnitedHealth Group, Inc.
2.88%, 08/15/29		585	574,959
2.30%, 05/15/31		800	751,335
2.90%, 05/15/50		60	53,183
3.13%, 05/15/60		73	64,918
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)		121	115,706
Verizon Communications, Inc.
2.10%, 03/22/28(h)		3,381	3,151,341
1.50%, 09/18/30		3,480	3,022,005
4.86%, 08/21/46		357	409,622
2.88%, 11/20/50		90	75,197
3.55%, 03/22/51		78	73,296
3.00%, 11/20/60		474	386,533
3.70%, 03/22/61		1,655	1,532,986
Series 20Y, 2.88%, 01/15/38	EUR	600	723,255
VMware, Inc., 2.20%, 08/15/31	USD	157	138,228
Walt Disney Co., 2.00%, 09/01/29		720	665,649
Wells Fargo & Co.(c)
0.50%, 04/26/24	EUR	2,695	2,961,452
2.00%, 04/27/26		135	152,544
Williams Cos., Inc., 2.60%, 03/15/31	USD	472	434,623
XHR LP, 4.88%, 06/01/29(b)		34	33,029

			150,157,762

Total Corporate Bonds — 36.0% (Cost: $330,311,749)			305,847,937

Floating Rate Loan Interests(a)

Canada — 0.0%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (SOFR + 6.00%, 1.00% Floor), 7.00%, 12/22/26		73	72,120
Raptor Acquisition Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.93%, 11/01/26		34	33,692

			105,812

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Luxembourg — 0.0%
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 4.25%, 11/16/28(p)	USD	38	$37,541

Mexico — 0.0%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 4.23%, 02/17/23(e)		60	11,900

Netherlands — 0.1%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 07/21/26		436	432,295

United Kingdom — 0.0%
GVC Holdings Ltd., 2021 USD Term Loan B4, (6 mo. LIBOR + 2.50%), 3.74%, 03/16/27(e)		215	212,770

United States — 1.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%), 4.75%, 05/17/28		1,299	1,166,924
American Auto Auction Group LLC
2021 2nd Lien Term Loan, (SOFR + 8.50%, 0.75% Floor), 9.25%, 01/02/29(e)		225	220,500
2021 Term Loan B, (SOFR+ 5.00%, 0.75% Floor), 5.08%, 12/30/27		422	415,069
American Rock Salt Co. LLC, 2021 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 06/09/28		53	52,206
Apex Tool Group LLC, 2022 Term Loan, (SOFR + 5.25%), 5.75%, 02/08/29		283	275,015
Aruba Investments, Inc., 2020 USD Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/24/27		109	108,079
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.81%, 05/14/28		17	16,589
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%), 4.76%, 05/17/28		49	48,022
ConnectWise LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 09/30/28		112	110,826
Davis-Standard, LLC, Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 6.76%, 12/10/28(e)		219	212,648
Digital Room Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 5.25%), 5.75%, 12/21/28		137	134,260
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27		219	218,360
DT Midstream, Inc., Term Loan B, (3 mo. LIBOR + 2.00%), 2.50%, 06/26/28		177	176,533
Eastman Chemical Co., 2021 Term Loan B, (3 mo. LIBOR + 5.25%, 0.75% Floor), 6.00%, 11/01/28(e)		102	100,852
Emerald Electronics Manufacturing Services, Term Loan, (SOFR + 6.25%, 1.00% Floor), 7.25%, 12/29/27(e)		163	158,110
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/24/28		163	161,954
Green Plains Operating Co. LLC, Term Loan, (3 mo. LIBOR + 8.00%), 8.14%, 07/20/26(e)		540	540,000
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 08/02/28		285	283,286
Hydrofarm Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 5.50%), 6.50%, 09/27/28(e)		100	94,763
ITT Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.25%, 07/10/28		87	85,480
Jack Ohio Finance LLC, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/04/28(e)		81	79,788
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 07/28/28		194	192,516

Security		Par (000)	Value

United States (continued)
Jo-Ann Stores, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 07/07/28	USD	761	$660,415
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27		376	366,165
LSF11 A5 Holdco LLC, Term Loan, (SOFR + 3.75%), 4.00%, 10/15/28		202	198,919
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 09/03/26		123	121,221
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 7.50%, 11/01/29		74	71,040
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 10/21/28		516	510,582
MIP V Waste Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 12/08/28		118	116,525
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.65%, 01/24/30		20	19,900
OVG Business Services LLC, Initial Term Loan, (3 mo. LIBOR + 6.25%, 1.00% Floor), 7.25%, 10/13/28		268	257,950
Profrac Services LLC, 0.00%, 03/04/25(p)		376	368,480
Scientific Games Holdings LP, 2022 USD Term Loan B, 0.00%, 04/04/29		226	223,659
Signal Parent, Inc., Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 04/03/28		916	813,397
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		41	40,904
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 06/02/28		231	227,921
Tory Burch LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 04/16/28		532	516,035
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 10/01/28		323	321,170
Vaca Morada Partners LP, 2.77%, 03/25/24(p)		666	666,001
Vaco Holdings LLC, 2022 Term Loan, (SOFR + 5.00%, 0.75% Floor), 5.75%, 01/21/29		162	160,249
Valcour Packaging LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 4.25%, 10/04/28(e)		60	58,500

			10,570,813

Total Floating Rate Loan Interests — 1.3% (Cost: $11,788,339)			11,371,131

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond, 1.13%, 07/09/35		3,236	985,362

Australia(c) — 0.1%
Australia Government Bond
5.75%, 07/15/22	AUD	320	243,184
2.75%, 04/21/24		130	99,091
4.75%, 04/21/27		220	181,150
2.25%, 05/21/28		90	65,622
3.75%, 04/21/37		80	65,011

			654,058

Austria(b)(c) — 0.5%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	620,026
1.50%, 02/20/47		222	266,236

13

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Austria (continued)
Republic of Austria Government Bond (continued)
0.70%, 04/20/71	EUR	474	$393,888
2.10%, 09/20/2117		2,189	2,923,623

			4,203,773

Belgium(b)(c) — 0.2%
Belgium Government Bond, 1.60%, 06/22/47		351	399,739
Kingdom of Belgium Government Bond, 0.80%, 06/22/28		855	956,308

			1,356,047

Brazil — 1.0%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/31	BRL	26,000	5,010,824
Brazilian Government International Bond, 3.75%, 09/12/31	USD	3,900	3,517,800

			8,528,624

Canada — 0.3%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	179,651
5.00%, 06/01/37		90	94,935
4.00%, 06/01/41		280	276,336
3.50%, 12/01/45		140	133,485
2.75%, 12/01/48		210	179,498
2.00%, 12/01/51		2,650	1,950,738

			2,814,643

Chile — 0.1%
Chile Government International Bond, 4.34%, 03/07/42	USD	1,025	1,052,675

China — 6.0%
China Development Bank, 3.30%, 02/01/24	CNY	1,400	223,333
China Government Bond
3.19%, 04/11/24		1,400	224,037
2.94%, 10/17/24		8,500	1,354,857
2.85%, 06/04/27		43,800	6,946,915
3.01%, 05/13/28		24,470	3,895,804
3.25%, 11/22/28		100	16,173
3.29%, 05/23/29		105,600	17,110,520
2.68%, 05/21/30		12,080	1,868,282
3.27%, 11/19/30		10,000	1,619,815
3.02%, 05/27/31		105,780	16,808,624
3.72%, 04/12/51		6,400	1,060,281

			51,128,641

Colombia — 0.4%
Colombia Government International Bond, 4.50%, 03/15/29	USD	3,129	3,011,271

Denmark — 0.0%
Denmark Government Bond
1.50%, 11/15/23	DKK	200	30,507
1.75%, 11/15/25		500	77,847
4.50%, 11/15/39		450	106,097

			214,451

Dominican Republic — 0.2%
Dominican Republic International Bond, 5.50%, 02/22/29(b)	USD	1,740	1,718,576

France(c) — 0.1%
French Republic Government Bond OAT 2.50%, 05/25/30	EUR	40	50,388

Security		Par (000)	Value

France (continued)
French Republic Government Bond OAT (continued) 1.50%, 05/25/31	EUR	190	$222,290
5.75%, 10/25/32		100	164,145
1.50%, 05/25/50(b)		266	303,775

			740,598

Ghana — 0.1%
Ghana Government International Bond, 7.63%, 05/16/29(c)	USD	762	548,640

Greece(b)(c) — 0.5%
Hellenic Republic Government Bond
0.00%, 02/12/26	EUR	376	390,841
2.00%, 04/22/27		411	462,676
1.50%, 06/18/30		2,297	2,361,657
1.75%, 06/18/32		325	330,491
1.88%, 01/24/52		1,195	1,002,301

			4,547,966

Indonesia — 0.6%
Indonesia Government International Bond, 8.50%, 10/12/35(c)	USD	100	142,675
Indonesia Treasury Bond
8.38%, 03/15/34	IDR	38,396,000	2,929,992
7.50%, 06/15/35		30,743,000	2,197,228
Perusahaan Penerbit SBSN Indonesia III, 2.80%, 06/23/30(c)	USD	200	196,038

			5,465,933

Italy(c) — 0.8%
Italy Buoni Poliennali Del Tesoro
0.95%, 03/01/23	EUR	5,204	5,819,709
4.75%, 09/01/44(b)		232	363,362
3.85%, 09/01/49(b)		700	991,897

			7,174,968

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.63%, 03/22/48		494	476,571

Japan — 1.3%
Japan Government Thirty Year Bond, 0.40%, 09/20/49	JPY	1,500,000	10,834,155

Mexico — 2.1%
Mexican Bonos
8.50%, 05/31/29	MXN	40,000	2,030,226
7.75%, 05/29/31		167,500	8,139,709
Mexico Government International Bond, 4.13%, 01/21/26	USD	7,000	7,343,000

			17,512,935

Netherlands — 0.1%
Netherlands Government Bond, 2.75%, 01/15/47(b)(c)	EUR	311	495,323

New Zealand — 0.0%
New Zealand Government Bond, 2.75%, 04/15/25(c)	NZD	100	68,769

Philippines — 0.0%
Philippine Government International Bond, 6.38%, 10/23/34	USD	100	126,386

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Russia — 0.0%
Russian Federal Bond - OFZ, 6.10%, 07/18/35(f)(i)	RUB	230,992	$85,289
Russian Foreign Bond - Eurobond, 4.25%, 06/23/27(c)	USD	400	92,000

			177,289

South Africa — 1.2%
Republic of South Africa Government Bond
8.25%, 03/31/32	ZAR	138,000	8,434,339
8.50%, 01/31/37		27,000	1,577,783

			10,012,122

Spain(b)(c) — 0.3%
Spain Government Bond
1.25%, 10/31/30	EUR	431	478,343
3.45%, 07/30/66		1,491	2,146,834

			2,625,177

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 6.85%, 03/14/24(c)	USD	200	98,022

Sweden — 0.0%
Sweden Government Bond
1.00%, 11/12/26(c)	SEK	960	101,331
3.50%, 03/30/39		250	35,218

			136,549

Ukraine(b) — 0.1%
Ukraine Government International Bond
7.38%, 09/25/32	USD	434	179,025
7.25%, 03/15/33		1,059	436,838

			615,863

United Kingdom(c) — 1.8%
United Kingdom Gilt
1.75%, 09/07/22	GBP	200	263,886
0.75%, 07/22/23		1,826	2,382,773
1.50%, 07/22/26		6,000	7,914,103
1.75%, 09/07/37		60	78,078
4.75%, 12/07/38		30	56,226
3.25%, 01/22/44		165	272,479
3.50%, 01/22/45		700	1,206,777
1.50%, 07/22/47		1,040	1,281,829
3.75%, 07/22/52		1,000	1,925,679

			15,381,830

Total Foreign Agency Obligations — 18.0% (Cost: $161,047,455)			152,707,217

		Shares

Investment Companies

United States — 1.9%
Industrial Select Sector SPDR Fund		1,485	152,925
InvesCo QQQ Trust, Series 1		22,400	8,120,896
iShares China Large-Cap ETF(q)		3,075	98,308
iShares iBoxx $ High Yield Corporate Bond ETF(q)		52,570	4,325,985
iShares iBoxx $ Investment Grade Corporate Bond ETF(q)		1,039	125,657
iShares JP Morgan USD Emerging Markets Bond ETF(h)(q)		17,451	1,706,010
iShares Latin America 40 ETF(q)		9,782	297,275
iShares MSCI Brazil ETF(q)		9,033	341,538
iShares MSCI Emerging Markets ETF(q)		13,148	593,632

Security		Shares	Value

United States (continued)
iShares Nasdaq Biotechnology ETF(q)		493	$64,238
iShares Russell 2000 ETF(q)		476	97,709
VanEck Semiconductor ETF		628	169,428

Total Investment Companies — 1.9% (Cost: $15,555,188)			16,093,601

		Par (000)

Municipal Bonds

California — 0.4%
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	USD	180	183,099
Hartnell Community College District/CA, GO, Series B, 3.00%, 08/01/48		740	664,245
Palo Alto Unified School District, GO, 3.00%, 08/01/33(d)		1,285	1,306,751
University of California, Refunding RB, Series BE, REF, 4.00%, 05/15/50		1,000	1,067,826

			3,221,921

Colorado — 0.2%
Denver City & County School District No 1, GO, Series A, (ST AID WITHHLDG), 5.00%, 12/01/42		1,235	1,493,167

District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Refunding RB, Series C1, 5.00%, 10/01/35		495	601,276

Massachusetts — 0.3%
City of Boston MA, GO, Series A, 5.00%, 11/01/37(d)		1,350	1,678,644
Commonwealth of Massachusetts, GO, 5.00%, 05/01/49		1,000	1,140,332

			2,818,976

Nevada — 0.1%
Las Vegas Valley Water District, Refunding GO, Series A, 5.00%, 06/01/38		790	868,559

New Hampshire — 0.1%
State of New Hampshire, GO, Series C, 5.00%, 12/01/28		1,000	1,178,214

New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51		95	84,672

New York — 0.1%
Triborough Bridge & Tunnel Authority, Refunding RB, Series B-1, Senior Lien, 5.00%, 05/15/46		1,005	1,155,613

North Carolina — 0.2%
County of Wake NC, Refunding GO, 5.00%, 04/01/28		1,870	2,173,827

Ohio — 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund, RB, Series A, LN FD, 5.00%, 12/01/50		2,000	2,321,896

Pennsylvania — 0.3%
Allegheny County Airport Authority, ARB, Series A, AMT, 4.00%, 01/01/56		1,000	1,019,359
Chartiers Valley School District, GO, Series A, (ST AID WITHHLDG), 3.00%, 10/15/49		1,590	1,436,587

			2,455,946

15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Virginia — 0.2%
County of Fairfax VA Sewer Revenue, RB, Series A, 4.00%, 07/15/51	USD	1,650	$1,785,074

Wisconsin — 0.3%
State of Wisconsin, GO, Series B, 5.00%, 05/01/28		2,000	2,340,480

Total Municipal Bonds — 2.6% (Cost: $22,428,755)			22,499,621

Non-Agency Mortgage-Backed Securities

Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3 mo. Euribor + 0.63%), 0.13%, 06/15/53(a)(c)	EUR	168	186,047

United Kingdom(a)(c) — 0.2%
Agora Securities, (Update Replacements.xls: SONIO/N + 1.20%), 1.30%, 08/17/31	GBP	400	520,378
Canada Square Funding PLC, Series 2021-2, Class B, (Update Replacements.xls: SONIO/N + 1.20%), 1.48%, 06/17/58		112	145,750
Finsbury Square, Series 2021-1GRX, Class AGRN, (Update Replacements.xls: SONIO/N + 0.65%), 0.93%, 12/16/67		309	400,521
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, (Update Replacements.xls: SONIO/N + 0.75%), 0.90%, 05/15/51		148	194,030
Mortimer BTL PLC, Series 2021-1, Class B, (Update Replacements.xls: SONIO/N + 1.10%), 1.40%, 06/23/53		100	129,218

			1,389,897

United States — 6.2%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)	USD	250	218,838
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.43%, 09/15/34(a)(b)		350	345,297
Arbor Multifamily Mortgage Securities Trust(b)
1.75%, 05/15/53		1,326	994,697
Series 2020-MF1, Class XA, 0.97%, 05/15/53(a)		14,967	913,211
Atrium Hotel Portfolio Trust(a)(b)
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.35%, 12/15/36		200	193,961
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.45%, 12/15/36		150	140,946
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.40%, 11/15/32(a)(b)		150	124,067
Bank
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)		1,050	953,644
Series 2021-BN35, Class A5, 2.29%, 06/15/64		27	24,684
BBCMS Mortgage Trust
Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,200,231
Series 2017-DELC, Class E, (1 mo. LIBOR US + 2.50%), 2.90%, 08/15/36(a)(b)		1,400	1,364,955
Benchmark Mortgage Trust
Series 2020-B21, Class XA, 1.46%, 12/17/53(a)(b)		5,040	475,468
Series 2021-B25, Class A5, 2.58%, 04/15/54		200	187,868
BHMS Mortgage Trust, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.65%, 07/15/35(a)(b)		170	168,238

Security		Par (000)	Value

United States (continued)
BX Commercial Mortgage Trust(a)(b)
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.35%, 03/15/37	USD	1,254	$1,233,700
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.45%, 11/15/35		770	764,191
Series 2019-XL, Class F, (1 mo. LIBOR US + 2.00%), 2.40%, 10/15/36		850	833,966
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.70%, 10/15/36		935	915,078
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 3.05%, 10/15/36		680	663,981
BX Trust(a)(b)
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.40%, 02/15/36		900	855,418
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.40%, 02/15/36		900	866,194
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.40%, 01/15/34		390	383,063
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 4.30%, 01/15/34		760	743,702
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37		110	102,771
Series 2017-CC, Class E, 3.55%, 08/13/37		220	200,437
CFCRE Commercial Mortgage Trust(b)
Series 2018-TAN, Class A, 4.24%, 02/15/33		750	753,704
Series 2018-TAN, Class E, 6.45%, 02/15/33(a)		1,000	998,528
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class C, 4.51%, 10/10/47(a)		1,200	1,193,516
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	378,444
Series 2016-C2, Class B, 3.18%, 08/10/49		750	712,831
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	376,553
Series 2019-PRM, Class C, 3.90%, 05/10/36(b)		1,000	988,594
Series 2020-420K, Class D, 3.31%, 11/10/42(a)(b)		360	318,626
Series 2020-420K, Class X, 0.89%, 11/10/42(a)(b)		20,000	1,170,200
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.89%, 11/15/37(a)(b)		983	974,854
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.53%, 12/10/47		343	340,608
Series 2015-LC19, Class A4, 3.18%, 02/10/48		500	498,397
Series 2016-DC2, Class B, 4.67%, 02/10/49(a)		100	99,556
Series 2016-DC2, Class C, 4.67%, 02/10/49(a)		100	97,820
Series 2017-PANW, Class D, 3.93%, 10/10/29(a)(b)		750	730,584
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(a)(b)		1,000	913,482
Credit Suisse Mortgage Capital Certificates(a)(b)
Series 2019-ICE4, Class C, (1 mo. LIBOR US + 1.43%), 1.83%, 05/15/36		100	98,969
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.55%, 05/15/36		700	686,856
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.74%, 08/15/51(a)		750	750,914
DBGS Mortgage Trust(a)(b)
Series 2018-5BP, Class D, (1 mo. LIBOR US + 1.50%), 1.90%, 06/15/33		1,000	979,893
Series 2018-BIOD, Class D, (1 mo. LIBOR US + 1.30%), 1.61%, 05/15/35		91	90,346
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49		375	368,592
DBUBS Mortgage Trust(a)(b)
Series 2017-BRBK, Class E, 3.53%, 10/10/34		400	378,489
Series 2017-BRBK, Class F, 3.53%, 10/10/34		240	223,605

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Freddie Mac Multifamily Structured Pass Through Certificates, 1.03%, 10/25/30(a)	USD	4,068	$285,293
GCT Commercial Mortgage Trust, (1 mo. LIBOR US + 2.35%), 2.75%, 02/15/38(a)(b)		340	332,173
GS Mortgage Securities Corp. Trust, Series 2021- ROSS, Class A, (1 mo. LIBOR US + 1.15%), 1.55%, 05/15/26(a)(b)		100	98,696
GS Mortgage Securities Trust
4.47%, 10/10/48(a)		1,100	1,098,058
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		225	198,675
Series 2020-GSA2, Class XA, 1.73%, 12/12/53(a)(b)		3,638	402,565
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		1,000	983,848
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, (1 mo. LIBOR US + 3.50%), 3.90%, 01/15/33(a)(b)		770	766,553
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class B, 4.94%, 12/15/46(a)		1,000	1,017,529
Series 2018-AON, Class A, 4.13%, 07/05/31(b)		1,200	1,209,805
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.40%, 07/15/36(a)(b)		1,250	1,211,032
JPMDB Commercial Mortgage Securities Trust Class A5, 3.69%, 03/15/50		1,200	1,217,412
Series 2017-C7, Class A5, 3.41%, 10/15/50		1,113	1,115,147
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class F, (1 mo. LIBOR US + 2.05%), 2.45%, 12/15/37(a)(b)		683	660,226
MAD Mortgage Trust(a)(b)
Series 2017-330M, Class D, 3.71%, 08/15/34		110	106,076
Series 2017-330M, Class E, 3.76%, 08/15/34		130	123,550
MCM Trust, 3.00%, 08/25/28(e)		465	307,982
MED Trust, (1 mo. LIBOR US + 5.25%), 5.65%, 11/15/38(a)(b)		639	623,921
MFT Trust, Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(b)		100	87,283
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/47		375	378,490
Series 2015-C25, Class A5, 3.64%, 10/15/48		400	402,548
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, 4.28%, 06/15/50(a)		1,100	1,055,598
Series 2018-H4, Class C, 5.07%, 12/15/51(a)		400	394,373
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		1,000	1,020,938
Series 2019-L2, Class A4, 4.07%, 03/15/52		589	606,421
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class E, 4.77%, 06/17/38(a)(b)		382	362,352
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 3.95%, 05/10/39		130	114,554
Series 2017-OT, Class E, 3.95%, 05/10/39		160	132,939
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 3.15%, 01/15/36(a)(b)		270	265,945
TVC DSCR, 0.00%, 02/01/51(e)		1,571	1,641,652
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(a)(b)		90	84,297
VNDO Mortgage Trust, Series 2012-6AVE, Class C, 3.34%, 11/15/30(a)(b)		1,000	1,004,624

Security		Par (000)	Value

United States (continued)
Wells Fargo Commercial Mortgage Trust(a)
Series 2016-NXS5, Class B, 4.95%, 01/15/59	USD	1,400	$1,432,034
Series 2019-C50, Class XA, 1.41%, 05/15/52		13,533	1,012,206
Series 2021-C59, Class XA, 1.55%, 04/15/54		1,004	100,730
Western Alliance Bank, 5.65%, 12/30/24(b)		2,260	2,259,798

			53,107,890

Total Non-Agency Mortgage-Backed Securities — 6.4% (Cost: $56,569,686)			54,683,834

Preferred Securities

Capital Trusts — 0.6%

Colombia — 0.0%
Banco Davivienda SA, 6.65%(a)(b)(n)		230	210,709

France(a)(n) — 0.1%
Electricite de France SA, 5.38%(c)	EUR	300	344,287
Societe Generale SA, 5.38%(b)	USD	200	186,512
TotalEnergies SE, 1.75%(c)	EUR	100	110,072

			640,871

Germany — 0.0%
ATF Netherlands BV, 3.75%(a)(c)(n)		100	111,870

Italy(a)(c)(n) — 0.0%
Eni SpA, Series NC9, 2.75%		260	259,497
Poste Italiane SpA, 2.63%		100	96,411

			355,908

Kuwait — 0.1%
Burgan Bank SAK, 5.75%(a)(c)(n)	USD	395	380,755

Luxembourg — 0.0%
SES SA, 2.88%(a)(c)(n)	EUR	100	102,397

Mexico — 0.1%
Banco Mercantil del Norte SA, 5.88%(a)(b)(n)	USD	475	437,683

Netherlands — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(a)(c)(n)	EUR	100	108,181
Naturgy Finance BV, 2.37%(a)(c)(n)		100	101,701
Volkswagen International Finance NV, 4.38%, 12/31/49		100	110,166

			320,048

South Korea — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(a)(c)(n)	USD	200	199,038

Spain(a)(c)(n) — 0.0%
Banco Santander SA, 4.38%	EUR	200	214,985
Repsol International Finance BV, 3.75%		100	111,455

			326,440

Sweden — 0.0%
Heimstaden Bostad AB, 3.00%(a)(c)(n)		100	92,633

Switzerland — 0.0%
Credit Suisse Group AG, 5.10%(a)(b)(n)	USD	200	184,000

United Kingdom(a)(n) — 0.2%
Barclays PLC, 7.75%		200	207,307
BP Capital Markets PLC, 3.25%(c)	EUR	640	709,728

17

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
British American Tobacco PLC(c)
Series 5.25, 3.00%	EUR	430	$431,686
Series NC8, 3.75%		380	367,660

			1,716,381

United States(a)(n) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%	USD	130	136,201
JPMorgan Chase & Co., Series HH, 4.60%		17	16,384
NWD Finance BVI Ltd., 4.13%(c)		200	182,000
Vistra Corp., 7.00%(b)		110	107,112

			441,697

			5,520,430

		Shares

Preferred Stocks — 0.3%

Germany — 0.1%
Porsche Automobil Holding SE, Preference Shares		2,490	239,523
Volkswagen AG, Preference Shares		1,124	193,161

			432,684

United States — 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)(j)		290	323,350
Dream Finders Homes, Inc.(e)		1,320	1,308,450
MNTN Digital, Inc., (Acquired 11/05/21, Cost: $138,641)(e)(g)		6,037	118,325
Verge Genomics, (Acquired 11/05/21, Cost: $165,930)(e)(g)		31,150	159,176

			1,909,301

			2,341,985

Total Preferred Securities — 0.9% (Cost: $8,613,874)			7,862,415

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.4%
Fannie Mae Mortgage-Backed Securities
1.50%, 11/01/41	USD	1,860	1,686,248
2.00%, 04/01/42 - 04/01/51		213	198,421
3.00%, 03/01/52		1,097	1,080,832
Freddie Mac Mortgage-Backed Securities, 2.50%, 01/01/52		1,614	1,547,167
Mexico Government International Bond, 4.40%, 02/12/52		4,059	3,736,309
U.S. Treasury Bills, (0.09%), 08/25/22	JPY	1,500,000	12,325,766

			20,574,743

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust
Series 2020-K104, Class B, 3.54%, 02/25/52	USD	750	730,929
Series 2020-K105, Class B, 3.53%, 03/25/53		726	701,608

			1,432,537

Mortgage-Backed Securities — 16.7%
Fannie Mae Mortgage-Backed Securities 6.50%, 11/01/38		7	7,330

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities (continued)
6.00%, 07/01/39	USD	33	$35,114
4.00%, 01/01/41		1	1,551
3.00%, 02/01/44		46	46,118
Fannie Mae Mortgage-Backed Security
3.50%, 04/19/36		216	220,320
3.00%, 04/18/37		247	248,698
Federal National Mortgage Association
4.50%, 04/21/52		452	467,255
5.00%, 04/21/52		237	247,795
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		104	102,874
3.50%, 04/01/31 - 01/01/48		229	236,351
3.00%, 10/01/32 - 12/01/46		185	186,323
5.00%, 05/01/38 - 11/01/48		66	71,226
5.50%, 01/01/39		22	23,920
4.00%, 08/01/40 - 12/01/45		17	17,376
4.50%, 09/01/40 - 08/01/48		178	187,100
Freddie Mac Multifamily Structured Pass Through Certificates, Series KW09, Class X1, 0.80%, 05/25/29(a)		14,785	674,734
Ginnie Mae(r)
3.00%, 05/20/51		1,600	1,577,062
4.00%, 04/01/52 - 05/19/52		1,327	1,351,578
Ginnie Mae Mortgage-Backed Securities
4.00%, 10/20/40 - 05/20/50		508	525,286
3.50%, 01/15/42 - 04/01/52(r)		3,049	3,080,691
5.00%, 10/20/44 - 05/19/52		266	278,368
3.00%, 02/15/45 - 04/01/52(r)		4,106	4,060,665
4.50%, 03/15/47 - 08/20/50		213	224,399
2.00%, 08/20/50 - 04/01/52(r)		5,502	5,240,889
2.50%, 10/20/51 - 05/19/52(r)		6,263	6,076,792
Uniform Mortgage-Backed Securities
4.50%, 08/01/23 - 04/01/52(r)		2,168	2,254,500
2.50%, 09/01/27 - 05/01/52(r)(s)		48,094	45,995,576
3.00%, 07/01/29 - 05/12/52(r)		15,331	15,050,191
3.50%, 07/01/29 - 04/01/52(r)		8,949	9,005,825
2.00%, 10/01/31 - 05/01/52(r)		34,043	31,826,380
4.00%, 09/01/33 - 05/01/52(r)		4,604	4,728,234
5.00%, 09/01/35 - 05/01/49		370	394,773
1.50%, 04/01/37 - 04/01/52(r)		8,656	7,919,417
5.50%, 12/01/38		79	85,966

			142,450,677

Total U.S. Government Sponsored Agency Securities — 19.3% (Cost: $168,797,475)			164,457,957

U.S. Treasury Obligations
U.S. Treasury Bonds
1.75%, 08/15/41(s)(t)		4,562	3,953,624
2.38%, 02/15/42(t)		2,818	2,718,049
1.88%, 11/15/51		2,203	1,932,707
U.S. Treasury Inflation Indexed Bonds
0.50%, 01/15/28		342	365,656
0.13%, 01/15/30		1,255	1,325,027
U.S. Treasury Inflation Protected Security
0.50%, 04/15/24		8,965	9,422,591
0.13%, 04/15/25 - 10/15/26		19,211	20,132,227
0.38%, 01/15/27		1,746	1,849,820
U.S. Treasury Notes
1.25%, 12/31/26		3,990	3,769,393

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
0.63%, 05/15/30	USD	1,755	$1,530,209
1.38%, 11/15/31(t)		3,272	3,002,335

Total U.S. Treasury Obligations — 5.9% (Cost: $51,272,328)			50,001,638

		Shares

Warrants

United Kingdom — 0.0%
Genius Sports Ltd., (Expires: 12/31/28)(f)		5,890	6,184

United States — 0.1%
Altus Power, Inc., (Expires: 12/31/27)(f)		2,502	4,053
Cano Health, Inc., (Expires: 06/03/26)(f)		9,002	14,223
Gores Holdings VIII, Inc., (Expires: 12/31/27)(f)		1,786	2,340
Latch, Inc., (Expires: 06/04/26)(f)		12,334	8,140
Offerpad Solutions, Inc., (Expires: 09/01/26)(f)		8,529	6,909
Proof Acquisition Corp., (Expires: 10/01/26)(e)		10,200	2,142
Sarcos Technology and Robotics Corp., Class A, (Expires: 06/15/27)(f)		28,519	30,230
Sonder Secured Notes, (Expires: 01/19/27)(e)		731,000	685,313

			753,350

Venezuela — 0.0%
Venezuela Government International Bond		3,000	17,550

Total Warrants — 0.1% (Cost: $863,382)			777,084

Total Long-Term Investments — 98.9% (Cost: $882,392,357)			841,101,573

		Par (000)

Short-Term Securities

Borrowed Bond Agreement — 0.2%
U.S. Treasury Notes, 0.22%, 02/15/30 (Purchased on 03/31/2022 to be repurchased at $1,618,960, collateralized by U.S. Treasury Notes, 1.50%, par and fair values of $1,720,000 and $1,612,500, respectively)	USD	1,619	1,618,950

Security		Shares	Value

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(q)(u)		9,179,335	$9,179,335

Total Short-Term Securities — 1.3% (Cost: $10,798,285)			10,798,285

Options Purchased — 0.3% (Cost: $5,747,682)			3,186,080

Total Investments Before Borrowed Bonds and TBA Sale Commitments and Options Written — 100.5% (Cost: $898,938,324)			855,085,938

		Par (000)

Borrowed Bonds

United States — (0.2)%
U.S. Treasury Notes, 1.50%, 02/15/30(v)	USD	(1,720)	(1,612,500)

Total Borrowed Bonds — (0.2)% (Proceeds: $(1,813,507))			(1,612,500)

TBA Sale Commitments(r)

United States — (4.4)%
Ginnie Mae, 3.50%, 05/20/51		117	(117,274)
Ginnie Mae Mortgage-Backed Securities
2.00%, 05/19/52		45	(42,740)
2.50%, 04/21/52 - 05/19/52		718	(696,305)
3.00%, 05/20/51 - 04/21/52		1,942	(1,918,857)
3.50%, 04/21/52		101	(101,552)
4.00%, 04/21/52 - 05/19/52		529	(539,148)
4.50%, 04/21/52		48	(49,620)
5.00%, 04/21/52 - 05/19/52		474	(494,997)
Uniform Mortgage-Backed Securities
1.50%, 04/13/22 - 05/12/52		4,341	(3,962,338)
2.00%, 04/13/22 - 04/18/22		7,758	(7,242,867)
2.50%, 04/13/22 - 04/18/22		12,777	(12,191,568)
3.00%, 04/13/22 - 04/18/37		6,835	(6,686,681)
3.50%, 04/13/22 - 04/19/36		2,973	(2,979,006)
4.00%, 04/13/22 - 05/12/52		548	(558,706)
4.50%, 05/12/52		138	(142,450)

Total TBA Sale Commitments — (4.4)% (Proceeds: $(37,867,054))			(37,724,109)

Options Written — (0.5)% (Premiums Received: $(4,170,596))			(4,160,699)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments and Options Written — 95.4% (Cost: $855,087,167)			811,588,630

Other Assets Less Liabilities — 4.6%			38,782,806

Net Assets — 100.0%			$850,371,436

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

19

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	When-issued security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $491,526, representing 0.1% of its net assets as of period end, and an original cost of $654,871.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Rounds to less than 1,000.
(n)	Perpetual security with no stated maturity date.
(o)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Affiliate of the Fund.
(r)	Represents or includes a TBA transaction.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,170,804	$—	$ (1,991,469	)(a)	$—	$—	$9,179,335	9,179,335	$2,106	$—
iShares China Large-Cap ETF	112,484	—	—		—	(14,176)	98,308	3,075	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	200,210	4,138,585	—		—	(12,810)	4,325,985	52,570	1,410	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	137,688	3,714,086	(3,794,319)		70,448	(2,246)	125,657	1,039	517	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,903,206	—	—		—	(197,196)	1,706,010	17,451	12,725	—
iShares Latin America 40 ETF	229,486	—	—		—	67,789	297,275	9,782	—	—
iShares MSCI Brazil ETF	253,556	—	—		—	87,982	341,538	9,033	1,454	—
iShares MSCI Emerging Markets ETF	642,280	—	—		—	(48,648)	593,632	13,148	342	—
iShares Nasdaq Biotechnology ETF	75,242	—	—		—	(11,004)	64,238	493	58	—
iShares Russell 2000 ETF	105,886	—	—		—	(8,177)	97,709	476	190	—
iShares S&P 500 Value ETF(b)	439,347	—	(416,681)		67,188	(89,854)	—	—	—	—

					$137,636	$(228,340)	$16,829,687		$18,802	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro BTP	33	06/08/22	$5,049	$(64,062)
Euro Bund	32	06/08/22	5,617	20,246
Euro OAT	121	06/08/22	20,281	(804,590)
10-Year Japanese Government Treasury Bonds	5	06/13/22	6,148	(37,799)
10-Year Australian Treasury Bonds	91	06/15/22	8,631	(351,276)
3-Year Australian Treasury Bonds	84	06/15/22	6,907	(110,264)
Euro Stoxx 50 Index	4	06/17/22	168	6,409
FTSE 100 Index	1	06/17/22	98	4,673
FTSE/MIB Index	3	06/17/22	402	23,333
MSCI Emerging Markets Index	2	06/17/22	113	10,458
10-Year Canadian Bond	11	06/21/22	1,149	(41,724)

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts (continued)
10-Year U.S. Treasury Note	330	06/21/22	$40,508	$(1,096,541)
U.S. Long Bond	60	06/21/22	9,009	(214,307)
Ultra U.S. Treasury Bond	304	06/21/22	53,808	(1,015,791)
Long Gilt	90	06/28/22	14,333	(158,269)
2-Year U.S. Treasury Note	2,103	06/30/22	445,409	(5,612,662)
3-Month SONIA Index	32	12/20/22	10,310	(90,693)

				(9,532,859)

Short Contracts
30-Year Euro Buxl Bond	85	06/08/22	17,509	1,332,711
Euro BOBL	420	06/08/22	59,872	1,645,644
Euro-Schatz	2	06/08/22	245	1,381
Short Term Euro BTP	47	06/08/22	5,770	46,998
NASDAQ 100 E-Mini Index	19	06/17/22	5,650	(694,017)
Russell 2000 E-Mini Index	2	06/17/22	207	(12,952)
S&P 500 E-Mini Index	61	06/17/22	13,819	(1,062,165)
10-Year U.S. Ultra Long Treasury Note	1,308	06/21/22	177,152	5,550,918
5-Year U.S. Treasury Note	2,031	06/30/22	232,661	2,312,210
3-Month SONIA Index	61	03/14/23	19,601	11,248

				9,131,976

				$(400,883)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

MXN	16,725,253	USD	811,000	Citibank N.A.	04/01/22	$29,888
MXN	16,725,253	USD	811,000	Citibank N.A.	04/01/22	29,888
MXN	16,815,195	USD	810,000	Citibank N.A.	04/01/22	35,410
MXN	16,815,195	USD	810,000	Citibank N.A.	04/01/22	35,410
USD	1,608,897	EUR	1,449,000	Bank of America N.A.	04/01/22	5,941
USD	1,608,897	EUR	1,449,000	Bank of America N.A.	04/01/22	5,941
USD	810,000	ZAR	11,785,378	Morgan Stanley & Co. International PLC	04/01/22	3,473
USD	810,000	ZAR	11,785,378	Morgan Stanley & Co. International PLC	04/01/22	3,473
ZAR	12,447,594	USD	810,000	Bank of America N.A.	04/01/22	41,846
ZAR	12,447,594	USD	810,000	Bank of America N.A.	04/01/22	41,846
BRL	2,628,082	USD	514,000	Citibank N.A.	04/04/22	37,996
BRL	2,628,082	USD	514,000	Citibank N.A.	04/04/22	37,996
BRL	2,815,593	USD	543,341	Goldman Sachs International	04/04/22	48,040
BRL	2,815,593	USD	543,341	Goldman Sachs International	04/04/22	48,040
BRL	4,188,105	USD	810,000	Goldman Sachs International	04/04/22	69,660
BRL	4,188,105	USD	810,000	Goldman Sachs International	04/04/22	69,660
USD	554,705	BRL	2,628,082	Citibank N.A.	04/04/22	2,709
USD	554,705	BRL	2,628,082	Citibank N.A.	04/04/22	2,709
USD	594,283	BRL	2,815,593	Goldman Sachs International	04/04/22	2,902
USD	594,283	BRL	2,815,593	Goldman Sachs International	04/04/22	2,902
USD	883,977	BRL	4,188,105	Goldman Sachs International	04/04/22	4,317
USD	883,977	BRL	4,188,105	Goldman Sachs International	04/04/22	4,317
USD	786,000	JPY	91,814,735	Citibank N.A.	04/18/22	31,628
USD	786,000	JPY	91,814,735	Citibank N.A.	04/18/22	31,628
AUD	1,095,000	CAD	1,010,130	Royal Bank of Canada	04/20/22	11,599
CAD	958,535	USD	766,000	HSBC Bank USA N.A.	04/20/22	672
COP	2,979,675,000	USD	779,000	Citibank N.A.	04/20/22	9,034
COP	2,979,675,000	USD	779,000	Citibank N.A.	04/20/22	9,034
CZK	30,565,706	EUR	1,228,000	The Bank of New York Mellon	04/20/22	23,477
CZK	30,566,688	EUR	1,228,000	The Bank of New York Mellon	04/20/22	23,521
CZK	12,284,374	USD	540,000	The Bank of New York Mellon	04/20/22	15,659

21

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CZK	12,284,374	USD	540,000	The Bank of New York Mellon	04/20/22	$15,659
EUR	702,000	SEK	7,290,821	Deutsche Bank AG	04/20/22	1,305
EUR	937,000	USD	1,035,041	Deutsche Bank AG	04/20/22	1,993
EUR	937,000	USD	1,035,041	Deutsche Bank AG	04/20/22	1,993
MXN	5,392,148	USD	269,000	BNP Paribas SA	04/20/22	1,342
MXN	5,392,148	USD	269,000	BNP Paribas SA	04/20/22	1,342
MXN	15,376,816	USD	767,000	HSBC Bank USA N.A.	04/20/22	3,936
MXN	15,376,816	USD	767,000	HSBC Bank USA N.A.	04/20/22	3,936
MXN	39,230,656	USD	1,864,341	HSBC Bank USA N.A.	04/20/22	102,538
MXN	32,163,890	USD	1,528,341	UBS AG	04/20/22	84,237
USD	765,000	CLP	603,202,500	Citibank N.A.	04/20/22	508
USD	765,000	CLP	603,202,500	Citibank N.A.	04/20/22	508
EUR	412,002	USD	455,880	Barclays Bank PLC	05/20/22	601
USD	469,592	EUR	412,002	The Bank of New York Mellon	05/20/22	13,110
RUB	27,510,981	USD	312,625	Goldman Sachs International	05/24/22	2,715
RUB	62,741,600	USD	520,677	JPMorgan Chase Bank N.A.	05/24/22	198,487
USD	12,140,774	CNH	77,341,347	BNP Paribas SA	05/24/22	6,642
USD	2,434,773	RUB	188,225,000	JPMorgan Chase Bank N.A.	05/24/22	277,278
RUB	7,414,368	USD	66,646	Citibank N.A.	05/25/22	18,263
RUB	7,680,951	USD	66,646	Citibank N.A.	05/25/22	21,316
RUB	10,796,652	USD	99,969	JPMorgan Chase Bank N.A.	05/25/22	23,674
RUB	31,460,000	USD	260,000	JPMorgan Chase Bank N.A.	05/25/22	100,279
RUB	10,946,605	USD	99,969	Morgan Stanley & Co. International PLC	05/25/22	25,391
TRY	263,140	USD	16,532	Barclays Bank PLC	06/08/22	500
TRY	263,140	USD	16,532	Barclays Bank PLC	06/08/22	500
TRY	8,276,587	USD	518,468	UBS AG	06/08/22	17,228
TRY	8,276,587	USD	518,468	UBS AG	06/08/22	17,228
AUD	1,900,000	JPY	161,131,590	Bank of America N.A.	06/15/22	97,465
AUD	16,886,000	USD	12,401,062	Bank of America N.A.	06/15/22	249,965
BRL	2,140,529	USD	415,000	Morgan Stanley & Co. International PLC	06/15/22	25,505
BRL	19,000,000	USD	3,681,528	Morgan Stanley & Co. International PLC	06/15/22	228,534
BRL	21,090,000	USD	4,086,497	Morgan Stanley & Co. International PLC	06/15/22	253,673
CAD	436,185	USD	340,000	Bank of America N.A.	06/15/22	8,842
CAD	3,600,000	USD	2,806,146	Bank of America N.A.	06/15/22	72,974
CAD	22,129,921	USD	17,250,000	Natwest Markets PLC	06/15/22	448,529
CHF	2,003,622	EUR	1,940,000	BNP Paribas SA	06/15/22	22,871
CHF	554,636	USD	600,000	Natwest Markets PLC	06/15/22	2,019
CNH	29,476	JPY	534,673	Royal Bank of Canada	06/15/22	219
CZK	12,344,998	USD	530,000	Royal Bank of Canada	06/15/22	24,786
EUR	950,000	GBP	793,739	Bank of America N.A.	06/15/22	11,383
EUR	970,000	GBP	816,512	Bank of America N.A.	06/15/22	3,661
EUR	410,000	GBP	342,576	Deutsche Bank AG	06/15/22	4,894
EUR	410,000	GBP	340,353	Goldman Sachs International	06/15/22	7,812
EUR	490,000	GBP	412,957	Goldman Sachs International	06/15/22	1,203
EUR	600,000	USD	662,205	Australia and New Zealand Bank Group	06/15/22	3,338
EUR	200,000	USD	218,715	Barclays Bank PLC	06/15/22	3,133
EUR	210,000	USD	229,829	Barclays Bank PLC	06/15/22	3,111
EUR	1,420,000	USD	1,555,844	Barclays Bank PLC	06/15/22	19,273
EUR	170,000	USD	184,951	Deutsche Bank AG	06/15/22	3,619
EUR	200,000	USD	218,652	Deutsche Bank AG	06/15/22	3,196
EUR	590,000	USD	647,847	Deutsche Bank AG	06/15/22	6,604
EUR	970,000	USD	1,073,843	Deutsche Bank AG	06/15/22	2,117
EUR	1,170,000	USD	1,290,910	Deutsche Bank AG	06/15/22	6,898
EUR	240,000	USD	261,869	HSBC Bank USA N.A.	06/15/22	4,348
EUR	780,000	USD	864,020	Morgan Stanley & Co. International PLC	06/15/22	1,185
EUR	29,473,891	USD	32,530,422	Natwest Markets PLC	06/15/22	163,131
IDR	8,450,000,000	USD	583,443	Barclays Bank PLC	06/15/22	4,312
KRW	739,551,000	USD	600,000	State Street Bank and Trust Co.	06/15/22	8,328
MXN	39,230,000	USD	1,825,895	Natwest Markets PLC	06/15/22	121,434
NOK	20,513,141	USD	2,300,000	Bank of America N.A.	06/15/22	28,899
PLN	7,833,264	USD	1,770,000	BNP Paribas SA	06/15/22	81,183
SEK	3,309,679	USD	340,000	Morgan Stanley & Co. International PLC	06/15/22	12,625

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SGD	2,449,337	USD	1,800,000	Australia and New Zealand Bank Group	06/15/22	$7,114
SGD	620,000	USD	453,747	Barclays Bank PLC	06/15/22	3,687
TRY	360,248	USD	22,000	Citibank N.A.	06/15/22	1,184
USD	16,306,197	CNH	103,800,000	BNP Paribas SA	06/15/22	39,525
USD	1,065,890	CNH	6,782,000	Deutsche Bank AG	06/15/22	3,071
USD	1,077,540	EUR	970,000	Barclays Bank PLC	06/15/22	1,579
USD	867,159	EUR	780,000	Deutsche Bank AG	06/15/22	1,953
USD	1,300,350	EUR	1,170,000	JPMorgan Chase Bank N.A.	06/15/22	2,542
USD	1,077,296	GBP	820,000	JPMorgan Chase Bank N.A.	06/15/22	416
USD	12,201,676	GBP	9,279,864	Morgan Stanley & Co. International PLC	06/15/22	14,719
USD	57,587	HKD	450,000	Royal Bank of Canada	06/15/22	83
USD	1,395,267	IDR	20,008,820,469	Barclays Bank PLC	06/15/22	3,517
USD	3,855,000	IDR	55,284,555,000	Barclays Bank PLC	06/15/22	9,584
USD	427,505	IDR	6,132,065,066	Societe Generale	06/15/22	979
USD	4,526,515	JPY	522,760,000	Australia and New Zealand Bank Group	06/15/22	224,506
USD	15,000,000	JPY	1,776,652,500	State Street Bank and Trust Co.	06/15/22	379,188
ZAR	59,000,000	USD	3,849,877	Citibank N.A.	06/15/22	151,189

						4,449,030

EUR	351,842	USD	395,912	Deutsche Bank AG	04/01/22	(6,687)
EUR	351,842	USD	395,912	Deutsche Bank AG	04/01/22	(6,687)
EUR	1,030,141	USD	1,158,814	HSBC Bank USA N.A.	04/01/22	(19,220)
EUR	1,030,141	USD	1,158,814	HSBC Bank USA N.A.	04/01/22	(19,220)
EUR	67,017	USD	75,415	JPMorgan Chase Bank N.A.	04/01/22	(1,278)
EUR	67,017	USD	75,415	JPMorgan Chase Bank N.A.	04/01/22	(1,278)
USD	334,521	MXN	6,920,915	Barclays Bank PLC	04/01/22	(13,439)
USD	334,521	MXN	6,920,915	Barclays Bank PLC	04/01/22	(13,439)
USD	269,000	MXN	5,374,699	BNP Paribas SA	04/01/22	(1,221)
USD	269,000	MXN	5,374,699	BNP Paribas SA	04/01/22	(1,221)
USD	167,261	MXN	3,463,206	Citibank N.A.	04/01/22	(6,857)
USD	167,261	MXN	3,463,206	Citibank N.A.	04/01/22	(6,857)
USD	682,958	MXN	14,139,369	Citibank N.A.	04/01/22	(27,920)
USD	682,958	MXN	14,139,369	Citibank N.A.	04/01/22	(27,920)
USD	83,630	MXN	1,729,565	Deutsche Bank AG	04/01/22	(3,327)
USD	83,630	MXN	1,729,565	Deutsche Bank AG	04/01/22	(3,327)
USD	83,630	MXN	1,730,500	Goldman Sachs International	04/01/22	(3,373)
USD	83,630	MXN	1,730,500	Goldman Sachs International	04/01/22	(3,374)
BRL	4,103,346	USD	866,087	Citibank N.A.	04/04/22	(4,229)
BRL	4,103,346	USD	866,087	Citibank N.A.	04/04/22	(4,229)
BRL	2,629,711	USD	555,049	Deutsche Bank AG	04/04/22	(2,711)
BRL	2,629,711	USD	555,049	Deutsche Bank AG	04/04/22	(2,711)
BRL	2,557,702	USD	539,850	Goldman Sachs International	04/04/22	(2,636)
BRL	2,557,702	USD	539,850	Goldman Sachs International	04/04/22	(2,636)
USD	806,000	BRL	4,103,346	Citibank N.A.	04/04/22	(55,857)
USD	806,000	BRL	4,103,346	Citibank N.A.	04/04/22	(55,857)
USD	544,341	BRL	2,629,711	Deutsche Bank AG	04/04/22	(7,998)
USD	544,341	BRL	2,629,711	Deutsche Bank AG	04/04/22	(7,998)
USD	517,000	BRL	2,557,702	Goldman Sachs International	04/04/22	(20,214)
USD	517,000	BRL	2,557,702	Goldman Sachs International	04/04/22	(20,214)
JPY	91,847,628	USD	779,000	HSBC Bank USA N.A.	04/18/22	(24,358)
JPY	91,847,628	USD	779,000	HSBC Bank USA N.A.	04/18/22	(24,358)
USD	1,711,024	IDR	24,671,258,074	Barclays Bank PLC	04/18/22	(8,074)
USD	448,962	IDR	6,477,621,968	BNP Paribas SA	04/18/22	(2,400)
USD	1,420,676	IDR	20,497,511,572	BNP Paribas SA	04/18/22	(7,594)
USD	779,000	ZAR	11,801,083	Citibank N.A.	04/19/22	(27,064)
CLP	590,943,500	USD	763,000	Citibank N.A.	04/20/22	(14,045)
CLP	590,943,500	USD	763,000	Citibank N.A.	04/20/22	(14,045)
COP	2,857,500,000	USD	762,000	Goldman Sachs International	04/20/22	(6,278)
COP	2,857,500,000	USD	762,000	Goldman Sachs International	04/20/22	(6,278)
EUR	1,449,000	USD	1,609,806	Bank of America N.A.	04/20/22	(6,110)
EUR	1,449,000	USD	1,609,806	Bank of America N.A.	04/20/22	(6,110)
USD	766,000	COP	2,926,503,000	Citibank N.A.	04/20/22	(7,971)

23

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	766,000	COP	2,926,503,000	Citibank N.A.	04/20/22	$(7,971)
USD	1,629,925	COP	6,220,527,266	Citibank N.A.	04/20/22	(15,216)
USD	1,710,925	COP	6,529,659,716	Citibank N.A.	04/20/22	(15,972)
USD	540,000	CZK	12,124,593	HSBC Bank USA N.A.	04/20/22	(8,432)
USD	540,000	CZK	12,124,593	HSBC Bank USA N.A.	04/20/22	(8,432)
USD	1,050,161	EUR	958,000	Royal Bank of Canada	04/20/22	(10,116)
USD	1,050,218	EUR	958,000	Royal Bank of Canada	04/20/22	(10,058)
USD	775,000	MXN	15,832,862	HSBC Bank USA N.A.	04/20/22	(18,801)
USD	1,622,000	ZAR	24,635,598	UBS AG	04/20/22	(60,500)
USD	1,857,000	ZAR	28,204,855	UBS AG	04/20/22	(69,264)
ZAR	11,816,756	USD	810,000	Morgan Stanley & Co. International PLC	04/20/22	(2,969)
ZAR	11,816,756	USD	810,000	Morgan Stanley & Co. International PLC	04/20/22	(2,969)
USD	810,000	TRY	12,422,160	UBS AG	04/29/22	(20,069)
USD	810,000	TRY	12,422,160	UBS AG	04/29/22	(20,069)
USD	496,922	EUR	454,000	Bank of America N.A.	05/24/22	(6,175)
USD	818,806	MXN	16,949,455	BNP Paribas SA	05/24/22	(25,861)
USD	815,011	RUB	76,488,782	Citibank N.A.	05/25/22	(60,937)
USD	535,000	TRY	8,560,000	Citibank N.A.	06/08/22	(19,040)
USD	535,000	TRY	8,560,000	Citibank N.A.	06/08/22	(19,040)
CHF	1,026,918	EUR	1,010,000	Barclays Bank PLC	06/15/22	(5,683)
CHF	1,039,059	EUR	1,020,000	Barclays Bank PLC	06/15/22	(3,597)
CNH	10,653	AUD	2,278	Royal Bank of Canada	06/15/22	(37)
CNH	9,065,000	USD	1,424,696	Deutsche Bank AG	06/15/22	(4,105)
CNH	15,349,896	USD	2,411,482	Morgan Stanley & Co. International PLC	06/15/22	(5,974)
CNH	38,398,689	USD	6,032,477	Morgan Stanley & Co. International PLC	06/15/22	(14,954)
EUR	1,843,672	AUD	2,769,769	Australia and New Zealand Bank Group	06/15/22	(30,046)
EUR	43,244	CHF	44,455	Barclays Bank PLC	06/15/22	(284)
EUR	155,200	CHF	159,256	Barclays Bank PLC	06/15/22	(708)
EUR	670,000	CHF	687,206	Barclays Bank PLC	06/15/22	(2,724)
EUR	680,000	CHF	697,486	Barclays Bank PLC	06/15/22	(2,791)
EUR	771,556	CHF	792,758	HSBC Bank USA N.A.	06/15/22	(4,645)
EUR	680,000	CHF	698,570	JPMorgan Chase Bank N.A.	06/15/22	(3,967)
EUR	970,000	CHF	997,795	Morgan Stanley & Co. International PLC	06/15/22	(7,077)
EUR	480,000	GBP	405,998	BNP Paribas SA	06/15/22	(751)
EUR	200,000	USD	222,252	Barclays Bank PLC	06/15/22	(404)
EUR	810,000	USD	899,687	Goldman Sachs International	06/15/22	(1,205)
EUR	1,000,000	USD	1,111,825	Goldman Sachs International	06/15/22	(2,587)
GBP	478,002	EUR	570,000	Bank of America N.A.	06/15/22	(4,520)
GBP	652,755	EUR	780,000	Bank of America N.A.	06/15/22	(7,963)
GBP	803,342	EUR	960,000	Bank of America N.A.	06/15/22	(9,864)
GBP	342,543	EUR	410,000	Deutsche Bank AG	06/15/22	(4,937)
GBP	487,589	EUR	580,000	Deutsche Bank AG	06/15/22	(3,023)
GBP	174,669	EUR	210,000	HSBC Bank USA N.A.	06/15/22	(3,553)
GBP	166,320	EUR	200,000	JPMorgan Chase Bank N.A.	06/15/22	(3,425)
GBP	5,307,535	EUR	6,322,998	Morgan Stanley & Co. International PLC	06/15/22	(43,488)
GBP	59,568	USD	78,647	Barclays Bank PLC	06/15/22	(418)
GBP	560,000	USD	737,838	JPMorgan Chase Bank N.A.	06/15/22	(2,407)
GBP	200,432	USD	264,694	State Street Bank and Trust Co.	06/15/22	(1,473)
IDR	727,480,998	USD	50,648	Barclays Bank PLC	06/15/22	(46)
JPY	244,988,708	AUD	2,888,467	Morgan Stanley & Co. International PLC	06/15/22	(147,932)
JPY	339,268,560	AUD	4,000,000	Morgan Stanley & Co. International PLC	06/15/22	(204,826)
JPY	2,697,904,866	EUR	21,166,501	State Street Bank and Trust Co.	06/15/22	(1,276,501)
JPY	4,038,715,460	USD	34,969,050	Natwest Markets PLC	06/15/22	(1,732,781)
MYR	1,900,000	USD	454,328	Barclays Bank PLC	06/15/22	(4,431)
MYR	2,306,425	USD	550,000	Morgan Stanley & Co. International PLC	06/15/22	(3,866)
NOK	12,890,660	CAD	1,854,366	Bank of America N.A.	06/15/22	(19,537)
USD	2,790,000	AUD	3,798,570	Australia and New Zealand Bank Group	06/15/22	(55,896)
USD	1,800,000	BRL	9,365,382	Citibank N.A.	06/15/22	(127,328)
USD	269,655	BRL	1,391,285	Goldman Sachs International	06/15/22	(16,661)
USD	1,025,373	BRL	5,290,000	Goldman Sachs International	06/15/22	(63,271)
USD	10,625,242	BRL	54,805,000	Goldman Sachs International	06/15/22	(653,231)
USD	1,561,566	CAD	2,000,000	Morgan Stanley & Co. International PLC	06/15/22	(37,946)

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	352,337	CNH	2,265,000	Barclays Bank PLC	06/15/22	$(2,615)
USD	353,426	CNH	2,275,000	Deutsche Bank AG	06/15/22	(3,094)
USD	349,020	CNH	2,245,000	Goldman Sachs International	06/15/22	(2,798)
USD	354,461	CNH	2,280,000	Goldman Sachs International	06/15/22	(2,842)
USD	443,011	CZK	10,000,000	Morgan Stanley & Co. International PLC	06/15/22	(6,390)
USD	1,000,000	DKK	6,744,380	State Street Bank and Trust Co.	06/15/22	(5,668)
USD	1,106,865	EUR	1,000,000	Bank of America N.A.	06/15/22	(2,373)
USD	153,213	EUR	140,000	Barclays Bank PLC	06/15/22	(2,081)
USD	231,158	EUR	210,000	Barclays Bank PLC	06/15/22	(1,782)
USD	230,482	EUR	210,000	BNP Paribas SA	06/15/22	(2,458)
USD	782,257	EUR	710,000	BNP Paribas SA	06/15/22	(5,302)
USD	952,896	EUR	860,000	Deutsche Bank AG	06/15/22	(1,048)
USD	2,189,913	EUR	2,000,000	Deutsche Bank AG	06/15/22	(28,562)
USD	779,793	EUR	710,000	Goldman Sachs International	06/15/22	(7,766)
USD	651,280	EUR	590,000	HSBC Bank USA N.A.	06/15/22	(3,170)
USD	231,252	EUR	210,000	JPMorgan Chase Bank N.A.	06/15/22	(1,688)
USD	295,149	EUR	270,000	Morgan Stanley & Co. International PLC	06/15/22	(4,345)
USD	4,650,000	EUR	4,213,200	Morgan Stanley & Co. International PLC	06/15/22	(23,441)
USD	60,662,250	EUR	55,000,000	Morgan Stanley & Co. International PLC	06/15/22	(345,827)
USD	270,000	INR	20,947,140	Barclays Bank PLC	06/15/22	(3,305)
USD	1,821,745	MXN	39,120,000	Bank of America N.A.	06/15/22	(120,123)
USD	2,200,000	MXN	47,241,740	Bank of America N.A.	06/15/22	(145,022)
USD	2,600,000	MXN	52,675,579	Bank of America N.A.	06/15/22	(14,751)
USD	2,773,869	MXN	59,565,000	Bank of America N.A.	06/15/22	(182,864)
USD	10,464,920	MXN	224,722,782	Bank of America N.A.	06/15/22	(690,042)
USD	45,233	PLN	200,000	BNP Paribas SA	06/15/22	(2,032)
USD	920,885	PLN	4,000,000	State Street Bank and Trust Co.	06/15/22	(24,409)
USD	102,721	SEK	1,000,000	Bank of America N.A.	06/15/22	(3,822)
USD	1,047,203	SEK	10,000,000	State Street Bank and Trust Co.	06/15/22	(18,233)
USD	456,154	SGD	620,000	Goldman Sachs International	06/15/22	(1,280)
USD	995,642	ZAR	15,255,000	State Street Bank and Trust Co.	06/15/22	(38,871)
USD	1,000,000	ZAR	15,321,874	State Street Bank and Trust Co.	06/15/22	(39,048)
USD	4,734,540	ZAR	72,543,346	State Street Bank and Trust Co.	06/15/22	(184,964)
USD	9,840,000	ZAR	150,763,007	State Street Bank and Trust Co.	06/15/22	(383,946)
USD	734,660	AUD	1,000,000	Northern Trust Co.	06/17/22	(14,576)

						(7,751,912)

						$(3,302,882)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Pandora A/S	7	04/13/22	DKK	760.00	DKK	453	$209
Alcoa Corp.	28	04/14/22	USD	65.00	USD	252	70,210
Amazon.com, Inc.	2	04/14/22	USD	3,400.00	USD	652	4,755
Apple, Inc.	27	04/14/22	USD	185.00	USD	471	1,283
Barclays PLC	148	04/14/22	GBP	2.10	GBP	219	972
BNP Paribas SA	41	04/14/22	EUR	68.00	EUR	213	45
Devon Energy Corp.	274	04/14/22	USD	60.00	USD	1,620	53,019
Diamondback Energy, Inc.	22	04/14/22	USD	135.00	USD	302	14,410
General Motors Co.	125	04/14/22	USD	60.00	USD	547	188
Hilton Worldwide Holdings, Inc.	12	04/14/22	USD	150.00	USD	182	6,000
InvesCo QQQ Trust	114	04/14/22	USD	360.00	USD	4,133	97,755
Marathon Oil Corp.	84	04/14/22	USD	24.00	USD	211	13,944
Marathon Oil Corp.	84	04/14/22	USD	25.00	USD	211	8,946
Occidental Petroleum Corp.	25	04/14/22	USD	60.00	USD	142	3,225
Shell plc	157	04/14/22	EUR	24.00	EUR	392	16,066
Starbucks Corp.	32	04/14/22	USD	100.00	USD	291	384
BP PLC	53	05/20/22	USD	30.00	USD	156	6,175

25

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
CF Industries Holdings, Inc.	49	05/20/22	USD	75.00	USD	505	$144,795
CF Industries Holdings, Inc.	30	05/20/22	USD	115.00	USD	309	12,900
Chevron Corp.	18	05/20/22	USD	155.00	USD	293	20,880
Coupang, Inc.	87	05/20/22	USD	25.00	USD	154	1,566
CSX Corp.	50	05/20/22	USD	40.00	USD	187	2,750
Diamondback Energy, Inc.	23	05/20/22	USD	150.00	USD	315	12,765
Diamondback Energy, Inc.	28	05/20/22	USD	155.00	USD	384	11,620
Dynatrace, Inc.	27	05/20/22	USD	55.00	USD	127	4,320
Exxon Mobil Corp.	37	05/20/22	USD	85.00	USD	306	9,731
Freeport-McMoRan, Inc.	13	05/20/22	USD	45.00	USD	65	8,092
iShares iBoxx $ High Yield Corporate Bond ETF	229	05/20/22	USD	82.00	USD	1,884	23,014
Lloyds Banking Group PLC	143	05/20/22	GBP	0.50	GBP	67	5,448
Occidental Petroleum Corp.	59	05/20/22	USD	55.00	USD	335	34,367
Occidental Petroleum Corp.	60	05/20/22	USD	60.00	USD	340	21,750
Occidental Petroleum Corp.	60	05/20/22	USD	65.00	USD	340	13,050
Ovintiv Inc.	134	05/20/22	USD	55.00	USD	725	54,940
Schlumberger NV	19	05/20/22	USD	45.00	USD	78	2,660
Tapestry, Inc.	29	05/20/22	USD	40.00	USD	108	3,988
Daimler AG	13	06/17/22	EUR	66.00	EUR	83	2,617
LyondellBasell Industries, NV Ordinary Shares Class	31	06/17/22	USD	115.00	USD	319	4,883
MGM Resorts International	55	06/17/22	USD	55.00	USD	231	1,485
Schlumberger NV	34	06/17/22	USD	45.00	USD	140	6,715
Marathon Oil Corp.	84	07/15/22	USD	25.00	USD	211	24,108
Marathon Oil Corp.	84	07/15/22	USD	26.00	USD	211	20,160

							746,190

Put
iShares iBoxx $ Investment Grade Corporate Bond ETF	155	04/14/22	USD	122.00	USD	1,875	27,435
iShares iBoxx $ Investment Grade Corporate Bond ETF	306	04/14/22	USD	121.00	USD	3,701	34,425
iShares Russell 2000 ETF	47	04/14/22	USD	202.00	USD	965	11,632
Snap, Inc., Class A	47	04/14/22	USD	26.00	USD	169	141
SPDR S&P 500 ETF Trust	85	04/14/22	USD	455.00	USD	3,839	56,610
iShares iBoxx $ Investment Grade Corporate Bond ETF	306	05/20/22	USD	118.00	USD	3,701	35,190
iShares Russell 2000 ETF	97	05/20/22	USD	199.00	USD	1,991	48,597
SPDR S&P 500 ETF Trust	49	05/20/22	USD	410.00	USD	2,213	15,165

							229,195

							$975,385

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Call
USD Currency	One Touch	Morgan Stanley & Co. International PLC	—	05/19/22	COP	4,100.00	COP	4,100.00	USD	274	$30,001
S&P 500 Index	Up-and-out	Citibank N.A.	919	06/17/22	USD	4,550.00	USD	4,600.00	USD	4,181	132,284

											162,285

Put
EUR Currency	One Touch	UBS AG	—	04/11/22	SEK	9.95	SEK	9.95	EUR	350	640
USD Currency	One Touch	Bank of America N.A.	—	04/18/22	RUB	66.00	RUB	66.00	USD	443	2,211
USD Currency	One Touch	Bank of America N.A.	—	03/28/23	JPY	105.00	JPY	105.00	USD	170	10,155
USD Currency	One Touch	Bank of America N.A.	—	03/28/23	JPY	105.00	JPY	105.00	USD	170	10,155

											23,161

											$185,446

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
EUR Currency	BNP Paribas S.A.	—	04/07/22	USD	1.16	EUR	13,825	$107
EUR Currency	JPMorgan Chase Bank N.A.	—	04/07/22	USD	1.16	EUR	13,825	107
USD Currency	JPMorgan Chase Bank N.A.	—	04/07/22	CHF	0.94	USD	2,210	1,624
USD Currency	Bank Of America N.A.	—	04/12/22	ZAR	15.50	USD	3,906	2,277
EUR Currency	Bank Of America N.A.	—	04/13/22	CZK	24.85	EUR	1,946	3,998
USD Currency	UBS AG	—	04/19/22	CHF	0.95	USD	2,150	1,574
CF Industries Holdings, Inc.	Citibank N.A.	6,900	05/20/22	USD	115.00	USD	711	29,670
Mosaic Co.	Citibank N.A.	12,250	05/20/22	USD	75.00	USD	815	36,321
USD Currency	Bank Of America N.A.	—	05/27/22	ZAR	15.00	USD	2,042	32,541
USD Currency	Goldman Sachs International	—	05/27/22	MXN	20.30	USD	3,066	39,493
Tractor Supply Co.	JPMorgan Chase Bank N.A.	563	07/15/22	USD	295.00	USD	131	1,182
EUR Currency	Bank Of America N.A.	—	08/05/22	USD	1.18	EUR	8,150	13,795
EUR Currency	Credit Suisse International	—	08/10/22	USD	1.21	EUR	4,810	3,799
EUR Currency	JPMorgan Chase Bank N.A.	—	08/10/22	USD	1.21	EUR	4,810	3,799

								170,287

Put
EUR Currency	Bank Of America N.A.	—	04/08/22	USD	1.08	EUR	21,961	12,074
EUR Currency	Deutsche Bank AG	—	04/13/22	USD	1.13	EUR	17,187	414,041
EUR Currency	UBS AG	—	04/28/22	SEK	10.50	EUR	1,932	30,602
EUR Currency	Morgan Stanley & Co. International PLC	—	04/29/22	USD	1.10	EUR	37,643	329,812
USD Currency	Barclays Bank PLC	—	05/06/22	CLP	815.00	USD	4,284	163,422
EUR Currency	Deutsche Bank AG	—	05/12/22	USD	1.08	EUR	20,292	73,921
USD Currency	JPMorgan Chase Bank N.A.	—	05/12/22	JPY	116.00	USD	25,853	44,545
EUR Currency	Bank Of America N.A.	—	05/27/22	USD	1.10	EUR	60,000	488,918
USD Currency	UBS AG	—	05/27/22	JPY	120.00	USD	13,830	116,698
USD Currency	Barclays Bank PLC	—	09/21/22	JPY	115.00	USD	2,630	20,619

								1,694,652

								$1,864,939

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
30-Year Interest Rate Swap, 04/16/52	3-Month LIBOR, 0.96%	Quarterly	1.50%	Semi-Annual	Morgan Stanley & Co. International PLC	04/14/22	1.50%	USD	18,728	$34
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.96%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	0.02	USD	4,715	280
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.96%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	0.02	USD	4,714	280
10-Year Interest Rate Swap, 04/23/32	3-Month LIBOR, 0.96%	Quarterly	1.30%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/22	0.01	USD	10,217	20
30-Year Interest Rate Swap, 07/07/52	3-Month LIBOR, 0.96%	Quarterly	1.52%	Semi-Annual	Citibank N.A.	07/05/22	0.01	USD	10,355	42,318
30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 0.96%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	0.01	USD	2,175	9,995
30-Year Interest Rate Swap, 07/08/52	3-Month LIBOR, 0.96%	Quarterly	1.55%	Semi-Annual	Deutsche Bank AG	07/06/22	0.02	USD	2,175	9,995
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 0.96%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	123,605	39,028

										101,950

Put
10-Year Interest Rate Swap, 08/10/32	0.42%	Annual	1-Day JPOIS, 0.00%	Annual	BNP Paribas SA	08/08/22	0.42	JPY	959,352	211

27

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Put (continued)
10-Year Interest Rate Swap, 08/10/32	0.42%	Annual	1-Day JPOIS, 0.00%	Annual	BNP Paribas SA	08/08/22	0.42%	JPY	479,676	$105
10-Year Interest Rate Swap, 09/18/32	1.36%	Annual	6-Month EURIBOR, (0.37%)	Semi-Annual	Goldman Sachs International	09/16/22	1.36	EUR	2,730	58,044

										58,360

										$160,310

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Alcoa Corp.	28	04/14/22	USD	85.00	USD	252	$(20,020)
Alcoa Corp.	37	04/14/22	USD	80.00	USD	333	(40,422)
Amazon.com, Inc.	2	04/14/22	USD	3,600.00	USD	652	(760)
Barclays PLC	148	04/14/22	GBP	2.30	GBP	219	(9,235)
BNP Paribas SA	41	04/14/22	EUR	76.00	EUR	213	(272)
BP PLC	48	04/14/22	USD	31.00	USD	141	(1,224)
ConocoPhillips	17	04/14/22	USD	110.00	USD	170	(536)
Devon Energy Corp.	19	04/14/22	USD	70.00	USD	112	(266)
General Motors Co.	125	04/14/22	USD	70.00	USD	547	(125)
InvesCo QQQ Trust	114	04/14/22	USD	375.00	USD	4,133	(22,515)
Shell plc	157	04/14/22	EUR	28.00	EUR	392	(434)
Alcoa Corp.	8	05/20/22	USD	90.00	USD	72	(6,660)
Capri Holdings Limited	35	05/20/22	USD	80.00	USD	180	(455)
CF Industries Holdings, Inc.	49	05/20/22	USD	90.00	USD	505	(81,095)
CF Industries Holdings, Inc.	7	05/20/22	USD	110.00	USD	72	(4,025)
CF Industries Holdings, Inc.	30	05/20/22	USD	130.00	USD	309	(5,100)
Chevron Corp.	18	05/20/22	USD	190.00	USD	293	(1,251)

							(194,395)

Put
Pandora A/S	7	04/13/22	DKK	640.00	DKK	453	(1,592)
iShares iBoxx $ Investment Grade Corporate Bond ETF	155	04/14/22	USD	119.00	USD	1,875	(6,820)
iShares iBoxx $ Investment Grade Corporate Bond ETF	306	04/14/22	USD	116.00	USD	3,701	(5,508)
iShares Russell 2000 ETF	47	04/14/22	USD	190.00	USD	965	(2,350)
Snap, Inc., Class A	47	04/14/22	USD	19.00	USD	169	(47)
Starbucks Corp.	32	04/14/22	USD	80.00	USD	291	(416)
10-Year U.S. Treasury Note Future	33	04/22/22	USD	123.00	USD	4,051	(30,422)
10-Year U.S. Treasury Note Future	10	04/22/22	USD	121.50	USD	1,228	(3,906)
Chevron Corp.	18	05/20/22	USD	130.00	USD	293	(999)
CSX Corp.	50	05/20/22	USD	30.00	USD	187	(625)
Dynatrace, Inc.	27	05/20/22	USD	40.00	USD	127	(3,713)
Exxon Mobil Corp.	9	05/20/22	USD	70.00	USD	74	(558)
Freeport-McMoRan, Inc.	13	05/20/22	USD	35.00	USD	65	(260)
iShares iBoxx $ High Yield Corporate Bond ETF	301	05/20/22	USD	76.00	USD	2,477	(8,127)
iShares iBoxx $ High Yield Corporate Bond ETF	229	05/20/22	USD	75.00	USD	1,884	(5,267)
iShares iBoxx $ Investment Grade Corporate Bond ETF	306	05/20/22	USD	113.00	USD	3,701	(11,475)
iShares Russell 2000 ETF	97	05/20/22	USD	182.00	USD	1,991	(17,411)
Lloyds Banking Group PLC	143	05/20/22	GBP	0.44	GBP	67	(6,293)
Schlumberger NV	19	05/20/22	USD	35.00	USD	78	(1,264)
SPDR S&P 500 ETF Trust	74	05/20/22	USD	380.00	USD	3,342	(9,324)
Tapestry, Inc.	29	05/20/22	USD	27.50	USD	108	(798)
Daimler AG	13	06/17/22	EUR	50.00	EUR	83	(2,272)
LyondellBasell Industries, NV Ordinary Shares Class	31	06/17/22	USD	90.00	USD	319	(6,742)

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
MGM Resorts International	55	06/17/22	USD	40.00	USD	231	$(13,172)
Schlumberger NV	34	06/17/22	USD	35.00	USD	140	(3,791)

							(143,152)

							$(337,547)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
EUR Currency	BNP Paribas S.A.	—	04/07/22	USD	1.18	EUR	13,825	$(15)
EUR Currency	JPMorgan Chase Bank N.A.	—	04/07/22	USD	1.18	EUR	13,825	(15)
USD Currency	JPMorgan Chase Bank N.A.	—	04/07/22	CHF	0.95	USD	2,210	(442)
USD Currency	Bank Of America N.A.	—	04/12/22	ZAR	16.25	USD	5,580	(368)
USD Currency	UBS AG	—	04/19/22	CHF	0.96	USD	2,150	(763)
EUR Currency	UBS AG	—	04/28/22	SEK	10.80	EUR	966	(1,167)
USD Currency	Goldman Sachs International	—	04/28/22	TRY	15.00	USD	1,620	(48,655)
USD Currency	Barclays Bank PLC	—	05/06/22	CLP	855.00	USD	2,142	(5,214)
USD Currency	Bank Of America N.A.	—	05/27/22	ZAR	15.70	USD	3,064	(18,991)
USD Currency	Goldman Sachs International	—	05/27/22	MXN	20.70	USD	4,600	(35,089)

								(110,719)

Put
EUR Currency	Bank Of America N.A.	—	04/08/22	USD	1.05	EUR	21,961	(778)
USD Currency	Bank Of America N.A.	—	04/08/22	RUB	72.00	USD	1,702	(22,904)
USD Currency	Citibank N.A.	—	04/08/22	RUB	72.00	USD	5,589	(75,211)
EUR Currency	Deutsche Bank AG	—	04/13/22	USD	1.11	EUR	17,187	(110,241)
EUR Currency	Morgan Stanley & Co. International PLC	—	04/29/22	USD	1.07	EUR	37,643	(53,594)
USD Currency	Barclays Bank PLC	—	05/06/22	CLP	795.00	USD	4,284	(89,424)
EUR Currency	Deutsche Bank AG	—	05/12/22	USD	1.06	EUR	20,292	(32,415)
EUR Currency	Deutsche Bank AG	—	05/12/22	USD	1.04	EUR	10,146	(7,464)
USD Currency	JPMorgan Chase Bank N.A.	—	05/12/22	JPY	112.00	USD	25,853	(13,159)
EUR Currency	Bank Of America N.A.	—	05/27/22	USD	1.08	EUR	90,000	(344,685)
USD Currency	UBS AG	—	05/27/22	JPY	116.00	USD	13,830	(32,196)
Tractor Supply Co.	JPMorgan Chase Bank N.A.	563	07/15/22	USD	210.00	USD	131	(2,140)
S&P 500 Index	Citibank N.A.	616	09/16/22	USD	3,700.00	USD	2,791	(43,870)
USD Currency	Barclays Bank PLC	—	09/21/22	JPY	112.00	USD	2,630	(12,166)

								(840,247)

								$(950,966)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty

Call
2-Year Interest Rate Swap, 02/17/25	1.40%	Semi-Annual	1-Day SOFR, 0.33%	Quarterly	Morgan Stanley & Co. International PLC	02/15/23	1.40%	USD	49,553	$(86,899)
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40	USD	123,605	(24,075)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	123,604	(30,564)

										(141,538)

Put
10-Year Interest Rate Swap, 09/18/32	6-Month EURIBOR, (0.37%)	Semi-Annual	1.66%	Annual	Goldman Sachs International	09/16/22	1.66	EUR	2,730	(31,716)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 0.33%	Quarterly	2.60%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.60	USD	49,553	(551,859)

29

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency

Put (continued)
2-Year Interest Rate Swap, 02/17/25	1-Day SOFR, 0.33%	Quarterly	2.70%	Semi-Annual	Morgan Stanley & Co. International PLC	02/15/23	2.70%	USD	49,553	$(505,151)
10-Year Interest Rate Swap, 03/25/33	1-Day SOFR, 0.33%	Quarterly	3.27%	Semi-Annual	Goldman Sachs International	03/23/23	3.27	USD	35,317	(316,414)
10-Year Interest Rate Swap, 03/26/33	1-Day SOFR, 0.33%	Quarterly	3.28%	Semi-Annual	Goldman Sachs International	03/24/23	3.28	USD	11,507	(102,010)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.96%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	0.03	USD	18,060	(417,930)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.96%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	0.03	USD	18,066	(418,060)
5-Year Interest Rate Swap, 07/02/31	3-Month LIBOR, 0.96%	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International PLC	06/30/26	0.03	USD	16,677	(387,508)

										(2,730,648)

										$(2,872,186)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

ITRAXX.XO.34.V2	5.00%	Quarterly	12/20/25	EUR	533	$(51,332)	$(54,118)	$2,786
ITRAXX.EUR.37.V1	1.00	Quarterly	06/20/27	EUR	1,910	(29,449)	(23,269)	(6,180)
ITRAXX.FINSR.37.V1	1.00	Quarterly	06/20/27	EUR	1,861	(20,457)	(15,610)	(4,847)
ITRAXX.FINSUB.37.V1	1.00	Quarterly	06/20/27	EUR	931	26,886	30,512	(3,626)
ITRAXX.XO.37.V1	5.00	Quarterly	06/20/27	EUR	139	(11,465)	(10,536)	(929)

						$(85,817)	$(73,021)	$(12,796)

Centrally Cleared Interest Rate Swaps

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Fund		Received by the Fund
Rae	Frequency	Rate	Frequency

1-Month MXIBOR, 6.72%	Monthly	4.42%	Monthly	N/A		02/28/23	MXN	34,384	$(57,978)	$3	$(57,981)
1-Month MXIBOR, 6.72%	Monthly	4.50%	Monthly	N/A		03/03/23	MXN	34,373	(59,310)	3	(59,313)
1-Day ESTR, 960.68%	Monthly	(0.44%)	Monthly	10/17/22	(a)	10/17/23	EUR	9,940	(95,462)	37	(95,499)
1-Month MXIBOR, 6.72%	Monthly	4.68%	Monthly	N/A		02/27/24	MXN	24,395	(84,772)	4	(84,776)
1-Month MXIBOR, 6.72%	Monthly	4.86%	Monthly	N/A		03/01/24	MXN	24,395	(82,339)	4	(82,343)
1-Day SOFR, 0.33%	Annual	1.13%	Annual	N/A		03/07/24	USD	53,146	(1,082,657)	227	(1,082,884)
0.40%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		03/08/24	USD	92,780	3,651,986	265	3,651,721
1-Day SOFR, 0.33%	Annual	1.13%	Annual	N/A		03/08/24	USD	78,484	(1,604,135)	336	(1,604,471)
0.44%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		03/11/24	USD	100,000	3,896,619	287	3,896,332
1-Day SOFR, 0.33%	Annual	1.08%	Annual	N/A		03/18/24	USD	107,840	(2,381,631)	468	(2,382,099)
0.45%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		03/19/24	USD	23,502	933,330	68	933,262
0.44%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		03/22/24	USD	52,000	2,081,704	263	2,081,441
0.51%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		07/13/24	USD	15,789	712,764	92	712,672
0.55%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		07/16/24	USD	23,714	1,049,041	139	1,048,902
0.55%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		07/20/24	USD	15,854	705,725	93	705,632
0.55%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		07/20/24	USD	7,927	352,573	47	352,526
0.49%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		07/23/24	USD	15,880	729,032	93	728,939
0.49%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		07/23/24	USD	15,880	730,191	94	730,097
0.56%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/12/24	USD	23,993	1,098,361	145	1,098,216
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/13/24	USD	15,662	713,250	95	713,155
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/27/24	USD	8,168	380,600	50	380,550
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/27/24	USD	8,168	380,104	50	380,054
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/27/24	USD	8,086	376,010	50	375,960
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/27/24	USD	8,209	381,367	50	381,317
0.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		08/27/24	USD	8,209	380,989	50	380,939

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.50%	Monthly	1-Day ESTR, 960.68%	Monthly	02/06/24	(a)	02/06/25	EUR	12,290	$76,491	$1,113	$75,378
2.00%	Annual	1-Day SOFR, 0.33%	Annual	02/17/23	(a)	02/17/25	USD	13,940	194,116	62	194,054
0.52%	Monthly	1-Day ESTR, 960.68%	Monthly	02/20/24	(a)	02/20/25	EUR	2,010	12,007	(150)	12,157
0.60%	Monthly	1-Day ESTR, 960.68%	Monthly	02/20/24	(a)	02/20/25	EUR	4,020	20,288	(1,372)	21,660
0.64%	Monthly	1-Day ESTR, 960.68%	Monthly	02/20/24	(a)	02/20/25	EUR	8,020	37,036	670	36,366
0.55%	Annual	1-Day ESTR, 960.68%	Annual	03/21/23	(a)	03/21/25	EUR	9,710	88,684	(5,281)	93,965
0.64%	Annual	1-Day ESTR, 960.68%	Annual	03/23/23	(a)	03/23/25	EUR	4,900	35,569	26	35,543
0.70%	Annual	1-Day ESTR, 960.68%	Annual	03/24/23	(a)	03/24/25	EUR	4,900	28,745	26	28,719
0.73%	Annual	1-Day ESTR, 960.68%	Annual	03/27/23	(a)	03/27/25	EUR	9,530	50,160	50	50,110
3-Month LIBOR, 0.96%	Quarterly	0.46%	Semi-Annual	N/A		11/23/25	USD	8,405	(616,139)	114	(616,253)
3-Month LIBOR, 0.96%	Quarterly	0.39%	Semi-Annual	N/A		02/10/26	USD	20,840	(1,684,113)	149	(1,684,262)
0.68%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/19/26	USD	12,034	843,541	87	843,454
0.70%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/22/26	USD	3,289	228,627	24	228,603
3-Month LIBOR, 0.96%	Quarterly	0.83%	Semi-Annual	N/A		03/08/26	USD	22,775	(1,484,512)	166	(1,484,678)
0.60%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		04/08/26	USD	54,466	4,006,381	409	4,005,972
0.62%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		04/08/26	USD	22,427	1,630,384	168	1,630,216
3-Month LIBOR, 0.96%	Quarterly	0.85%	Semi-Annual	N/A		04/08/26	USD	54,466	(3,420,448)	409	(3,420,857)
3-Month LIBOR, 0.96%	Quarterly	0.87%	Semi-Annual	N/A		04/08/26	USD	22,427	(1,389,119)	168	(1,389,287)
0.63%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/26/26	USD	55,869	4,158,694	434	4,158,260
0.64%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/27/26	USD	84,240	6,241,510	654	6,240,856
0.85%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/27/26	USD	28,080	1,827,845	218	1,827,627
3-Month LIBOR, 0.96%	Quarterly	0.87%	Semi-Annual	N/A		07/13/26	USD	9,304	(625,908)	73	(625,981)
0.94%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/14/26	USD	5,483	357,096	45	357,051
1.17%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/14/26	USD	9,208	501,275	77	501,198
1.15%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		11/10/26	USD	22,414	1,262,995	192	1,262,803
3-Month LIBOR, 0.96%	Quarterly	1.39%	Semi-Annual	N/A		01/07/27	USD	40,270	(1,971,731)	354	(1,972,085)
3-Month LIBOR, 0.96%	Quarterly	1.42%	Semi-Annual	N/A		01/10/27	USD	16,315	(777,456)	144	(777,600)
3-Month LIBOR, 0.96%	Quarterly	1.47%	Semi-Annual	N/A		01/14/27	USD	5,755	(261,491)	51	(261,542)
3-Month LIBOR, 0.96%	Quarterly	1.63%	Semi-Annual	N/A		02/09/27	USD	54,116	(2,114,098)	485	(2,114,583)
1-Day SOFR, 0.33%	Annual	1.56%	Annual	N/A		03/07/27	USD	26,573	(827,877)	242	(828,119)
0.77%	Annual	6-Month EURIBOR, (0.37%)	Semi-Annual	N/A		03/17/27	EUR	1,980	20,499	(1,244)	21,743
1-Day ESTR, 960.68%	Monthly	0.85%	Monthly	03/20/26	(a)	03/20/27	EUR	19,660	(16,406)	10,662	(27,068)
1-Day ESTR, 960.68%	Monthly	0.87%	Monthly	03/25/26	(a)	03/25/27	EUR	19,910	(11,622)	140	(11,762)
1-Day ESTR, 960.68%	Monthly	1.01%	Monthly	03/30/26	(a)	03/30/27	EUR	20,050	17,600	111	17,489
3-Month LIBOR, 0.96%	Quarterly	0.66%	Semi-Annual	N/A		09/25/30	USD	1,243	(170,899)	22	(170,921)
0.71%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		09/25/30	USD	1,243	166,152	22	166,130
5.81%	Monthly	1-Month MXIBOR, 6.72%	Monthly	N/A		10/17/30	MXN	60,000	453,380	51	453,329
5.89%	Monthly	1-Month MXIBOR, 6.72%	Monthly	N/A		10/22/30	MXN	100,000	730,565	85	730,480
0.81%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		11/23/30	USD	5,481	681,363	102	681,261
1.17%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/04/31	USD	9,608	947,058	138	946,920
1.20%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		02/05/31	USD	2,857	276,612	41	276,571
5.52%	Monthly	1-Month MXIBOR, 6.72%	Monthly	N/A		02/11/31	MXN	120,000	1,040,319	7,715	1,032,604
6-Month EURIBOR, (0.37%)	Semi-Annual	0.60%	Annual	N/A		02/15/31	EUR	2,330	(118,157)	41	(118,198)
6-Month EURIBOR, (0.37%)	Semi-Annual	0.77%	Annual	N/A		02/15/31	EUR	2,290	(79,859)	40	(79,899)
6-Month EURIBOR, (0.37%)	Semi-Annual	0.79%	Annual	N/A		02/15/31	EUR	2,320	(75,927)	40	(75,967)
6-Month EURIBOR, (0.37%)	Semi-Annual	0.82%	Annual	N/A		02/15/31	EUR	2,310	(69,719)	41	(69,760)
6-Month EURIBOR, (0.37%)	Semi-Annual	1.24%	Annual	06/10/22	(a)	02/15/31	EUR	620	3,456	11	3,445
3-Month LIBOR, 0.96%	Quarterly	1.40%	Semi-Annual	N/A		04/07/31	USD	41,944	(3,227,989)	623	(3,228,612)
3-Month LIBOR, 0.96%	Quarterly	1.42%	Semi-Annual	N/A		04/08/31	USD	12,190	(917,537)	181	(917,718)
1.57%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/27/31	USD	7,833	506,698	118	506,580
1.54%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		05/28/31	USD	1,391	93,460	21	93,439
2.18%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/17/26	(a)	06/17/31	USD	11,926	50,006	111	49,895
2.18%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/17/26	(a)	06/17/31	USD	12,100	51,388	113	51,275
2.16%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	06/18/26	(a)	06/18/31	USD	12,100	60,405	113	60,292
1.99%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	07/02/26	(a)	07/02/31	USD	5,003	61,974	47	61,927
1.99%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	07/02/26	(a)	07/02/31	USD	11,674	142,603	109	142,494
0.02%	Annual	6-Month EURIBOR, (0.37%)	Semi-Annual	N/A		08/26/31	EUR	8,789	999,610	168	999,442
1.40%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/12/31	USD	7,023	569,173	107	569,066
1.38%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/14/31	USD	4,274	353,158	65	353,093
1.38%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A		10/14/31	USD	6,215	515,139	95	515,044
3-Month LIBOR, 0.96%	Quarterly	1.59%	Semi-Annual	N/A		10/14/31	USD	32,337	(2,067,491)	503	(2,067,994)

31

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency			Amount (000)		Value	(Received)	(Depreciation)

6-Month EURIBOR, (0.37%)	Semi-Annual	0.22%	Annual	N/A	10/19/31	EUR	215	$(19,940)	$(44)	$(19,896)
3-Month LIBOR, 0.96%	Quarterly	1.62%	Semi-Annual	N/A	11/19/31	USD	22,175	(1,398,545)	348	(1,398,893)
1.44%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	11/26/31	USD	3,889	308,586	60	308,526
1.41%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	11/30/31	USD	2,702	222,186	42	222,144
1-Month MXIBOR, 6.72%	Monthly	7.60%	Monthly	N/A	01/01/32	MXN	60,938	(118,313)	20	(118,333)
1-Month MXIBOR, 6.72%	Monthly	7.57%	Monthly	N/A	01/12/32	MXN	69,665	(145,056)	22	(145,078)
1-Month MXIBOR, 6.72%	Monthly	7.53%	Monthly	N/A	01/23/32	MXN	41,083	(89,917)	32	(89,949)
3-Month LIBOR, 0.96%	Quarterly	1.76%	Semi-Annual	N/A	01/28/32	USD	33,147	(1,820,707)	527	(1,821,234)
1-Month MXIBOR, 6.72%	Monthly	7.61%	Monthly	N/A	01/28/32	MXN	50,000	(95,572)	39	(95,611)
1-Month MXIBOR, 6.72%	Monthly	7.68%	Monthly	N/A	01/30/32	MXN	29,564	(49,815)	23	(49,838)
6-Month EURIBOR, (0.37%)	Semi-Annual	1.06%	Annual	N/A	03/17/32	EUR	2,030	(26,320)	(3,235)	(23,085)
1-Month MXIBOR, 6.72%	Monthly	8.29%	Monthly	N/A	03/17/32	MXN	35,197	15,404	28	15,376
1.70%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	11/26/41	USD	2,087	224,975	49	224,926
1.30%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	11/19/50	USD	5,222	1,104,331	145	1,104,186
1.22%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	11/27/50	USD	6,800	1,558,618	189	1,558,429
1.45%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	12/11/50	USD	1,791	322,453	50	322,403
3-Month LIBOR, 0.96%	Quarterly	1.20%	Semi-Annual	N/A	12/22/50	USD	7,691	(1,807,281)	214	(1,807,495)
1.27%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	12/30/50	USD	6,800	1,495,376	189	1,495,187
1.45%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	01/07/51	USD	6,212	1,134,586	187	1,134,399
1.52%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	01/08/51	USD	2,120	352,791	64	352,727
1.63%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	01/25/51	USD	4,697	676,232	142	676,090
1.48%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	01/28/51	USD	7,179	1,260,473	217	1,260,256
1.58%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	02/01/51	USD	4,957	768,956	150	768,806
1.66%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	02/04/51	USD	5,469	748,022	165	747,857
1.68%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	02/05/51	USD	2,857	378,654	87	378,567
0.89%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	02/10/51	USD	3,789	1,153,814	115	1,153,699
3-Month LIBOR, 0.96%	Quarterly	1.24%	Semi-Annual	N/A	02/10/51	USD	5,684	(1,299,363)	172	(1,299,535)
1.91%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	02/22/51	USD	1,118	92,738	34	92,704
2.01%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	05/27/51	USD	4,052	229,259	126	229,133
1.97%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	05/28/51	USD	668	43,158	21	43,137
2.04%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	06/07/51	USD	1,266	65,131	39	65,092
3-Month LIBOR, 0.96%	Quarterly	1.83%	Semi-Annual	N/A	06/22/51	USD	4,593	(453,122)	142	(453,264)
1.63%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	08/23/51	USD	1,028	149,280	31	149,249
1.85%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	10/15/51	USD	1,508	135,541	47	135,494
1.82%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	10/18/51	USD	2,342	226,500	73	226,427
3-Month LIBOR, 0.96%	Quarterly	1.84%	Semi-Annual	N/A	11/08/51	USD	2,545	(239,404)	79	(239,483)
1.71%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	11/30/51	USD	989	122,687	30	122,657
1.96%	Semi-Annual	3-Month LIBOR, 0.96%	Quarterly	N/A	01/21/52	USD	9,852	690,713	307	690,406
0.92%	Annual	6-Month EURIBOR, (0.37%)	Semi-Annual	N/A	03/17/52	EUR	360	9,991	5,909	4,082

								$26,446,026	$30,047	$26,415,979

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

				Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency

4.20%	Monthly	Eurostat Eurozone HICP ex Tobacco NSA	Monthly	03/15/24	EUR	1,890	$13,880	$12	$13,868
3.51%	Monthly	UK Retail Price Index All Items	Monthly	12/15/24	GBP	330	40,724	16	40,708
3.14%	Monthly	UK Retail Price Index All Items	Monthly	05/15/25	GBP	190	30,629	8	30,621
3.43%	Monthly	UK Retail Price Index All Items	Monthly	11/15/25	GBP	1,610	273,110	77	273,033
4.59%	Monthly	UK Retail Price Index All Items	Monthly	02/15/27	GBP	280	13,796	5	13,791
UK Retail Price Index All Items	Monthly	3.58%	Monthly	12/15/29	GBP	330	(63,839)	18	(63,857)
UK Retail Price Index All Items	Monthly	3.35%	Monthly	05/15/30	GBP	190	(46,016)	10	(46,026)
UK Retail Price Index All Items	Monthly	3.51%	Monthly	11/15/30	GBP	1,610	(389,111)	87	(389,198)
UK Retail Price Index All Items	Monthly	3.54%	Monthly	12/15/30	GBP	55	(13,212)	3	(13,215)
UK Retail Price Index All Items	Monthly	3.74%	Monthly	05/15/31	GBP	162	(34,970)	5	(34,975)

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency		Amount (000)

UK Retail Price Index All Items	Monthly	3.81%	Monthly	07/15/31	GBP	455	$(86,815)	$13	$(86,828)
UK Retail Price Index All Items	Monthly	3.85%	Monthly	07/15/31	GBP	390	(71,946)	11	(71,957)
UK Retail Price Index All Items	Monthly	4.11%	Monthly	09/15/31	GBP	398	(50,266)	11	(50,277)
UK Retail Price Index All Items	Monthly	4.29%	Monthly	02/15/32	GBP	280	(16,159)	8	(16,167)

							$(400,195)	$284	$(400,479)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Federal Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	12/20/24	USD	838	$4,842	$11,524	$(6,682)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	840	4,853	11,551	(6,698)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	840	4,853	11,551	(6,698)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	838	4,843	11,305	(6,462)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,170	6,760	15,783	(9,023)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	509	2,941	6,866	(3,925)
Federal Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/27	USD	12,373	622,670	754,076	(131,406)
Republic of Chile	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	850	(12,779)	(4,948)	(7,831)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	9,564	415,182	531,910	(116,728)
Republic of Indonesia	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	7,061	(56,491)	86,469	(142,960)
Republic of Philippines	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	5,288	(55,964)	28,466	(84,430)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	1,589	80,602	98,481	(17,879)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	4,582	232,509	284,084	(51,575)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	1,426	72,360	88,411	(16,051)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	1,450	168	(3,122)	3,290
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	1,150	133	(1,650)	1,783
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	15,652	1,814	99,228	(97,414)

							$1,329,296	$2,029,985	$(700,689)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	2.00%	Monthly	Goldman Sachs International	09/17/58	N/R		USD	94	$(585)	$(1,742)	$1,157
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R		USD	88	(552)	(1,645)	1,093
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R		USD	94	(584)	(1,544)	960
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	187	(1,170)	(3,341)	2,171
CMBX.NA.9	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R		USD	1,350	(137,037)	(133,526)	(3,511)
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	N/R		USD	70	(7,105)	(345)	(6,760)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	265	(26,900)	(1,053)	(25,847)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	190	(19,287)	(571)	(18,716)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	70	(7,106)	(345)	(6,761)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	2,000	(203,017)	(217,474)	14,457

33

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	2,000	$(203,017)	$(225,950)	$22,933
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD	2,000	(203,017)	(223,731)	20,714

									$(809,377)	$(811,267)	$1,890

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

											Upfront
											Premium	Unrealized
Paid by the Fund		Received by the Fund			Effective		Termination	Notional			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date		Date	Amount (000)		Value	(Received)	(Depreciation)

1.42%	Semiannualy	1-Day CLP Interbank Rate, 19,431.57%	Semiannualy	Bank of America N.A.	N/A		04/01/23	CLP	5,282,574	$506,056	$—	$506,056
1-Day CLP Interbank Rate, 19,431.57%	Semiannualy	1.65%	Semiannualy	Bank of America N.A.	N/A		05/28/23	CLP	5,282,574	(530,375)	—	(530,375)
1-Day BZDIOVER, 0.04%	Monthly	11.47%	Monthly	Goldman Sachs International	N/A		01/02/24	BRL	19,296	(34,335)	—	(34,335)
1-Day BZDIOVER, 0.04%	Monthly	11.77%	Monthly	JPMorgan Chase Bank N.A.	N/A		01/02/24	BRL	7,500	(5,365)	—	(5,365)
China Fixing Repo Rates 7-Day, 2.53%	Quarterly	2.24%	Quarterly	Citibank N.A.	06/15/22	(a)	06/15/24	CNY	15,595	(790)	—	(790)
China Fixing Repo Rates 7-Day, 2.53%	Quarterly	2.24%	Quarterly	BNP Paribas SA	06/15/22	(a)	06/15/24	CNY	15,595	(672)	—	(672)
2.95%	Quarterly	3-Month KLIBOR, 1.97%	Quarterly	Bank of America N.A.	09/21/22	(a)	09/21/24	MYR	32,080	27,060	—	27,060
1-Day BZDIOVER, 0.04%	Monthly	11.33%	Monthly	Barclays Bank PLC	N/A		01/04/27	BRL	36,000	115,587	—	115,587
2.42%	Quarterly	China Fixing Repo Rates 7-Day, 2.53%	Quarterly	Citibank N.A.	06/15/22	(a)	06/15/27	CNY	6,505	1,927	—	1,927
2.43%	Quarterly	China Fixing Repo Rates 7-Day, 2.53%	Quarterly	BNP Paribas SA	06/15/22	(a)	06/15/27	CNY	6,505	1,603	—	1,603

										$80,696	$—	$80,696

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments
Long-Term Investments
Asset-Backed Securities	$—	$39,795,214	$100,000	$39,895,214
Common Stocks

Canada	95,957	—	—	95,957
China	76,595	—	—	76,595
Denmark	—	110,221	—	110,221
France	—	302,050	—	302,050
Germany	—	303,859	—	303,859
Ireland	179,270	—	—	179,270
Japan	—	98,361	—	98,361
South Korea	151,906	—	—	151,906
Switzerland	—	252,876	—	252,876
United Kingdom	541,971	642,235	—	1,184,206
United States	11,925,887	214,025	8,711	12,148,623

Corporate Bonds

Argentina	—	1,510,207	—	1,510,207
Australia	—	301,503	—	301,503
Austria	188,219	3,537,761	—	3,725,980
Bahrain	—	620,975	—	620,975
Belgium	—	1,591,870	—	1,591,870
Bermuda	—	1,330,226	—	1,330,226
Brazil	—	3,694,497	—	3,694,497
Canada	—	3,983,474	—	3,983,474
Cayman Islands	—	4,152,673	—	4,152,673
Chile	—	1,244,267	—	1,244,267
China	—	626,000	—	626,000
Colombia	—	3,919,071	—	3,919,071
Finland	—	1,904,187	—	1,904,187
France	—	12,075,704	—	12,075,704
Germany	—	9,105,257	—	9,105,257
Hong Kong	—	258,125	—	258,125
India	—	1,505,030	—	1,505,030
Indonesia	—	415,772	—	415,772
Ireland	—	864,591	—	864,591
Isle of Man	—	189,883	—	189,883
Israel	—	125,017	—	125,017
Italy	90,423	6,586,823	—	6,677,246
Japan	—	3,806,757	—	3,806,757
Jersey	—	3,220,632	—	3,220,632
Kuwait	—	1,126,856	—	1,126,856
Lithuania	—	476,900	—	476,900
Luxembourg	—	15,420,551	—	15,420,551
Malaysia	—	213,038	—	213,038
Mauritius	—	600,691	—	600,691
Mexico	—	17,538,376	—	17,538,376

35

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)

Morocco	$—	$429,281	$—	$429,281
MultiNational	—	1,322,337	—	1,322,337
Netherlands	—	16,887,598	—	16,887,598
Nigeria	—	980,664	—	980,664
Norway	—	1,100,165	—	1,100,165
Oman	—	353,368	—	353,368
Panama	—	447,682	—	447,682
Paraguay	—	292,628	—	292,628
Peru	—	496,478	—	496,478
Qatar	—	578,200	—	578,200
Saudi Arabia	—	1,237,950	—	1,237,950
Singapore	—	1,325,445	—	1,325,445
South Africa	—	1,187,467	—	1,187,467
South Korea	—	554,993	—	554,993
Spain	—	3,746,929	—	3,746,929
Sweden	—	609,960	—	609,960
Switzerland	—	3,700,094	—	3,700,094
Thailand	—	374,138	—	374,138
Ukraine	—	154,125	—	154,125
United Arab Emirates	—	962,852	—	962,852
United Kingdom	—	16,722,465	—	16,722,465
United States	—	148,424,720	1,733,042	150,157,762
Floating Rate Loan Interests	—	9,681,300	1,689,831	11,371,131
Foreign Agency Obligations	—	152,707,217	—	152,707,217
Investment Companies	16,093,601	—	—	16,093,601

Municipal Bonds	—	22,499,621	—	22,499,621
Non-Agency Mortgage-Backed Securities	—	52,734,200	1,949,634	54,683,834
Preferred Securities
Capital Trusts	—	5,520,430	—	5,520,430
Preferred Stocks	—	756,034	1,585,951	2,341,985
U.S. Government Sponsored Agency Securities	—	164,457,957	—	164,457,957
U.S. Treasury Obligations	—	50,001,638	—	50,001,638
Warrants

United Kingdom	6,184	—	—	6,184
United States	65,895	—	687,455	753,350
Venezuela	—	17,550	—	17,550
Short-Term Securities
Borrowed Bond Agreement	—	1,618,950	—	1,618,950
Money Market Funds	9,179,335	—	—	9,179,335
Options Purchased
Equity Contracts	975,385	199,457	—	1,174,842
Foreign Currency Exchange Contracts	—	1,850,928	—	1,850,928
Interest Rate Contracts	—	160,310	—	160,310
Liabilities
Investments
Borrowed Bonds	—	(1,612,500)	—	(1,612,500)
TBA Sale Commitments	—	(37,724,109)	—	(37,724,109)

	$39,570,628	$768,424,077	$7,754,624	$815,749,329

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$71,344	$—	$71,344
Equity Contracts	10,458	34,415	—	44,873
Foreign Currency Exchange Contracts	—	4,449,030	—	4,449,030
Interest Rate Contracts	10,921,356	62,022,418	—	72,943,774
Other Contracts	—	372,021	—	372,021
Liabilities
Credit Contracts	—	(782,939)	—	(782,939)
Equity Contracts	(2,072,353)	(46,010)	—	(2,118,363)
Foreign Currency Exchange Contracts	—	(8,656,868)	—	(8,656,868)

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Interest Rate Contracts	$(9,632,306)	$(38,397,929)	$—	$(48,030,235)
Other Contracts	—	(772,500)	—	(772,500)

	$(772,845)	$18,292,982	$—	$17,520,137

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation (continued)

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

FTSE	Financial Times Stock Exchange

GO	General Obligation Bonds

GOL	General Obligation Ltd.

KLIBOR	Kuala Lumpur Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PIPE	Private Investment in Public Equity

PJSC	Public Joint Stock Company

RB	Revenue Bond

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SPDR	Standard & Poor’s Depository Receipt

ST	Special Tax

TAN	Tax Anticipation Notes

TBA	To-Be-Announced

Portfolio Abbreviation

ADR	American Depositary Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CDI	CREST Depository Interest

37